As filed with the Securities and Exchange Commission on January 29, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00499 and 811-04417


                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Stephen C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                  (415)398-2727
--------------------------------------------------------------------------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments

CALIFORNIA INVESTMENT TRUST


CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)

SECURITY DESCRIPTION                                                   PAR VALUE          RATE           MATURITY           VALUE
VARIABLE RATE DEMAND NOTES* (70.83%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                          1,500,000          3.66%          6/7/2007         1,500,000

AZUSA UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding Program                                 2,000,000          3.63%          6/7/2007         2,000,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002-B6                             2,100,000          3.83%          6/1/2007         2,100,000
Power Supply Revenue Bonds; Series C-8                                 2,000,000          3.67%          6/7/2007         2,000,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                              3,400,000          3.84%          6/1/2007         3,400,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
J. Paul Getty Trust; Series B                                          3,800,000          3.83%          6/1/2007         3,800,000
Rand Corporation; Series B                                               480,000          3.84%          6/1/2007           480,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project                                          1,000,000          3.58%          6/6/2007         1,000,000
Certificates of Participation: Sutter Health Group                     1,000,000          3.81%          6/1/2007         1,000,000
Gemological Institute of America; Special Tax; Series 2001             1,900,000          3.66%          6/7/2007         1,900,000

CALIFORNIA, STATE OF
General Obligation Bonds; Series 2003C-1                               2,000,000          3.64%          6/7/2007         2,000,000
Kindergarten-Univ; Series A-7                                          2,000,000          3.64%          6/7/2007         2,000,000
Kindergarten-Univ; Series B-3                                          1,100,000          3.81%          6/1/2007         1,100,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1991; Districts 105, 250, 290                        400,000          3.83%          6/1/2007           400,000
General Obligation; Consolidated Series                                  170,000          3.83%          6/1/2007           170,000
General Obligation; Consolidated Series 1993                             150,000          3.83%          6/1/2007           150,000
Sewer Bonds; 1988 Series A; District 282                                 500,000          3.85%          6/1/2007           500,000

IRVINE, CITY OF
Assessment District 94-15                                                700,000          3.81%          6/1/2007           700,000
Assessment District 97-16                                              3,600,000          3.83%          6/1/2007         3,600,000

LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A                                 1,400,000          3.75%          6/6/2007         1,400,000

LOS ANGELES WASTEWATER SYSTEMS
Series A                                                                 980,000          3.63%          6/7/2007           980,000
Series B-1                                                             3,000,000          3.64%          6/7/2007         3,000,000

LOS ANGELES, COUNTY OF
Pension Obligation, Refunding Bonds                                      800,000          3.67%          6/6/2007           800,000

LOS ANGLES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds; 1992; Series A                      3,000,000          3.63%          6/7/2007         3,000,000
Tax Refunding Bonds; Series A                                            700,000          3.66%          6/6/2007           700,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Refunding Bonds; 1996 Series A                           1,785,000          3.60%          6/7/2007         1,785,000
Water Revenue Refunding Bonds; Series B-1                              2,050,000          3.81%          6/1/2007         2,050,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian; Series 1996 Series B              2,050,000          3.84%          6/1/2007         2,050,000
Hoag Memorial Hospital Presbyterian; Series 1996 Series C                500,000          3.84%          6/1/2007           500,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC                                                    1,260,000          3.69%          6/6/2007         1,260,000
Revenue Bonds, Village Niguel, Issue AA of 1985                        1,800,000          3.69%          6/6/2007         1,800,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                   1,300,000          3.83%          6/1/2007         1,300,000
Series A                                                                 800,000          3.83%          6/1/2007           800,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; Series A                                2,000,000          3.66%          6/6/2007         2,000,000

RAMONA UNIFIED SCHOOL DISTRICT
School Facility Program; 2004                                          2,425,000          3.70%          6/7/2007         2,425,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                        2,000,000          3.63%          6/6/2007         2,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                        1,985,000          3.56%          6/7/2007         1,985,000

SAN FRANCISCO, CITY AND COUNTY
Laguna Honda Hospital; Series B                                        1,495,000          3.56%          6/7/2007         1,495,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                1,720,000          3.64%          6/7/2007         1,720,000

TRACY, CITY OF
Sycamore: 7/03                                                         1,000,000          3.66%          6/7/2007         1,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                               1,700,000          3.81%          6/1/2007         1,700,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Regional Wastewater Treatment Bonds, 1996                                500,000          3.83%          6/1/2007           500,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                                 2,000,000          3.63%          6/7/2007         2,000,000

                                                                                                                    ---------------
Total Variable Rate Demand Notes (Cost $68,050,000)                                                                      68,050,000
                                                                                                                    ---------------

TAX AND REVENUE ANTICIPATION NOTES (17.72%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2006-2007; Series A                                                    2,000,000          4.50%          7/6/2007         2,001,853

CALIFORNIA, STATE OF
Revenue Anticipation Notes                                             2,000,000          4.50%         6/29/2007         2,001,566

CONTRA COSTA, COUNTY OF
Tax and Revenue Anticipation Notes; Series A                           2,000,000          4.50%        12/11/2007         2,010,967

FRESNO, COUNTY OF
Tax and Revenue Anticipation Notes                                     2,000,000          4.50%         6/29/2007         2,001,376

LOS ANGELES, COUNTY OF
Series A                                                               2,000,000          4.50%         6/29/2007         2,001,481

SACRAMENTO, COUNTY OF
Tax and Revenue Anticipation Notes                                     2,000,000          4.50%         7/17/2007         2,002,201

SAN DIEGO COUNTY AND SCHOOL DISTRICT
Series A                                                               3,000,000          4.50%         7/27/2007         3,004,048

SANTA CLARA UNIFIED SCHOOL DISTRICT
Tax and Revenue Anticipation Notes                                     2,000,000          4.50%          7/2/2007         2,001,608

                                                                                                                    ---------------
Total Tax and Revenue Anticipation Notes (Cost $17,025,099)                                                              17,025,100
                                                                                                                    ---------------

COMMERCIAL PAPER (10.66%)

CHINO BASIN
Certificates of Participation                                          1,000,000          3.65%          9/6/2007         1,000,000

CONTRA COSTA COUNTY WATER
Certificates of Participation                                          2,000,000          3.58%          6/7/2007         2,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Certificates of Participation                                          2,250,000          3.52%          6/6/2007         2,250,000

RIVERSIDE COUNTY TEETER
Commerical Paper Notes                                                 2,000,000          3.55%          6/6/2007         2,000,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commerical Paper Notes: Series A                                       3,000,000          3.57%         7/10/2007         3,000,000

                                                                                                                    ---------------
Total Commercial Paper (Cost $10,250,000)                                                                                10,250,000
                                                                                                                    ---------------

Total Investments (Cost $95,325,099) (a) (99.21%)                                                                        95,325,100
Other Net Assets (0.79%)                                                                                                    754,316
                                                                                                                    ---------------
Net Assets (100.00%)                                                                                                     96,079,416
                                                                                                                    ---------------

(a)   Aggregate cost for federal income tax purposes is $95,325,099.

*     Stated maturity reflects next reset date

CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)

SECURITY DESCRIPTION                                                   PAR VALUE          RATE           MATURITY           VALUE
LONG-TERM SECURITIES (95.08%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A                                      500,000          5.25%          8/1/2013           533,305

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A                                        500,000          5.25%          6/1/2013           538,070

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                   500,000          5.60%         10/1/2010           528,705

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A                          400,000          5.25%          6/1/2011           421,944
Lease Revenue Refunding Bonds; 2001 Series A                             500,000          5.25%          6/1/2012           533,200

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                          300,000          7.25%          8/1/2009           321,492
Water System Improvement Projects; Series 2001A                          500,000          6.00%          8/1/2012           541,825

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series C                                 400,000          6.15%          2/1/2009           415,700

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                       500,000          5.00%          5/1/2012           527,580

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                       400,000          8.50%          8/1/2007           403,128

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                  550,000          5.25%          7/1/2012           580,096

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005                                  500,000          5.50%          8/1/2012           540,430

FRESNO, CITY OF
Water System Revenue Refunding; Series A                                 500,000          6.00%          6/1/2011           541,235

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                     530,000          5.20%         11/1/2009           543,515

LOS ANGELES , CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001A                  500,000          5.00%          2/1/2008           504,580

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                        500,000          5.50%          7/1/2008           510,040

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                500,000          5.25%          7/1/2014           526,780

LOS ANGELES UNIFIED SCHOOL DISTRICT
Election of 2004; Series F                                               500,000          5.00%          7/1/2010           518,615
General Obligation Bonds; 1997 Series A                                  400,000          6.00%          7/1/2007           400,756

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                400,000          6.90%         6/30/2008           413,452

MONTEREY, COUNTY OF
Certificates of Participation                                            600,000          5.25%          8/1/2014           633,132

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds                                  500,000          5.00%          8/1/2014           535,945
General Obligation Bonds; 2002 Series A                                  500,000          5.00%          8/1/2012           528,795

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                          500,000          5.50%         10/1/2012           540,285

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue 2nd Series, Series A                         325,000          5.00%         2/15/2009           332,228

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                  385,000          5.25%          7/1/2012           393,104

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A                             500,000          5.00%          7/1/2015           536,010

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                  500,000          5.10%         5/15/2010           505,550

SAN FRANCISCO AIRPORT COMMISSION
San Francisco International Airport Revenue Second; Series B             450,000          5.50%          5/1/2009           461,984

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                  500,000          5.00%         11/1/2013           528,935

SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B                                  400,000          5.50%         5/15/2010           419,288

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                          500,000          5.50%          1/1/2013           542,645

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O                                      500,000          5.75%          9/1/2010           530,770

WALNUT, CITY OF
Public Financing Authority Tax Allocation                                500,000          5.38%          9/1/2013           534,665

                                                                                                                   ----------------
Total Long-Term Securities (Cost $16,899,634)                                                                            16,867,784
                                                                                                                   ----------------

VARIABLE RATE DEMAND NOTES* (3.38%)

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series A                                        100,000          3.86%          6/1/2007           100,000
General Obligation: Series A-3                                           500,000          3.86%          6/1/2007           500,000
                                                                                                                   ----------------
Total Variable Rate Demand Notes (Cost $600,000)                                                                            600,000
                                                                                                                   ----------------

Total Investments (Cost $17,499,634) (a) (98.46%)                                                                        17,467,784
Other Net Assets (1.54%)                                                                                                    273,360
                                                                                                                   ----------------
Net Assets (100.00%)                                                                                                     17,741,144
                                                                                                                   ----------------

(a) Aggregate cost for federal income tax purposes is $17,499,634. At May 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax pruposes is as follows:

      Unrealized Appreciation                                                                                                81,761
      Unrealized Depreciation                                                                                              (113,611)
                                                                                                                   ----------------
      Net unrealized appreciation                                                                                           (31,850)
                                                                                                                   ----------------

*     Stated maturity reflects next reset date

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)

SECURITY DESCRIPTION                                                   PAR VALUE          RATE           MATURITY           VALUE
LONG-TERM SECURITIES (94.84%)

BAY AREA TOLL AUTHORITY
Series F                                                                 500,000          5.00%          4/1/2031           524,345

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded             1,695,000          7.00%         12/1/2011         1,912,943
Water System Revenue Bonds, Central Valley J-3; Unrefunded             2,070,000          7.00%         12/1/2011         2,336,161

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                    2,500,000          5.25%          1/1/2017         2,582,575
Revenue Bonds (Occidental College); Series 2005A                       3,165,000          5.00%         10/1/2030         3,305,083
Stanford University Revenue Bonds; Series P                            3,000,000          5.25%         12/1/2013         3,271,890

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health: Series A                                             3,000,000          5.00%         8/15/2036         3,050,700
UniHealth America; Certificates of Participation; 1993 Series A        2,160,000          5.50%         10/1/2014         2,340,490

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series 2004A & B                              2,000,000          5.00%          7/1/2016         2,090,700
Economic Recovery Bonds; Series B                                      2,000,000          3.50%          7/1/2023         1,996,380
General Obligation Bonds                                               2,000,000          5.00%          6/1/2033         2,069,280
General Obligation Bonds; 2005                                         4,000,000          5.00%          5/1/2027         4,150,720
Variable Purpose                                                       2,000,000          5.00%          3/1/2028         2,080,340

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                        2,090,000          7.25%          8/1/2009         2,239,728

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                          2,000,000          6.25%         10/1/2012         2,132,200

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                 1,080,000          5.00%          9/1/2016         1,131,300

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover                                 2,975,000          5.25%          9/1/2023         3,313,942

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                          1,000,000          6.00%          7/1/2012         1,078,410

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C                                                2,000,000          0.00%          8/1/2027           797,740

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                      2,555,000          6.60%          8/1/2016         2,805,952
Series General Obligation Refunding Bonds; 2004 Series A               2,890,000          5.00%          8/1/2026         3,038,084

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                           1,015,000          7.30%          9/1/2009         1,091,673

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A                                          4,000,000          5.00%         12/1/2027         4,170,080

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                     2,500,000          6.00%         8/15/2010         2,665,900

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                      3,540,000          6.50%          7/1/2010         3,689,317

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                2,450,000          6.00%          7/1/2014         2,772,151

LOS ANGELES WASTEWATER SYSTEMS
Series A                                                               2,000,000          5.00%          6/1/2028         2,047,760

LOS ANGELES, COUNTY OF
Certificates of Participation                                          1,060,000          5.00%         12/1/2010         1,104,499

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2005 Series A                              2,000,000          5.00%          3/1/2016         2,146,920

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                     1,500,000          6.13%          7/1/2013         1,626,915

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005                   2,000,000          5.00%          8/1/2028         2,089,200

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                    2,000,000          5.50%          2/1/2014         2,109,660
Central District Redevelopment Project; Series 2005                    1,000,000          5.00%          9/1/2022         1,050,960

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007                                         1,000,000          5.00%         2/15/2024         1,064,280

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005                                     1,000,000          5.00%          9/1/2030         1,041,770

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A                                          2,000,000          5.00%         12/1/2036         2,090,780

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH.
Special Tax Revenue Bonds; 1996 Series A                               1,575,000          6.00%          9/1/2016         1,818,149

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                         2,950,000          6.75%          7/1/2011         3,276,182

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                1,440,000          5.25%          7/1/2016         1,584,547

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                  2,500,000          5.70%          8/1/2022         2,654,200

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                           2,000,000          6.00%        11/15/2012         2,211,080
Lease Revenue Refunding Bonds; 1997 Series A                           1,750,000          5.75%        11/15/2013         1,936,638

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds            3,300,000          7.00%          7/1/2010         3,461,106

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                    1,045,000          7.25%          8/1/2010         1,150,482

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds                              2,500,000          0.00%          8/1/2029           902,425

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B                                                1,000,000          5.00%          8/1/2027         1,050,530

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                           1,815,000          5.00%        11/15/2012         1,918,891

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                            2,400,000          6.00%          8/1/2011         2,565,168

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                            3,585,000          6.75%          7/1/2013         4,106,295

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                               2,500,000          5.13%         12/1/2016         2,620,375

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B                 635,000          5.00%          1/1/2024           681,316
School Construction Project; Unrefunded; 2005 Series B                 1,345,000          5.00%          1/1/2024         1,406,210

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A                                                2,000,000          5.00%          8/1/2030         2,106,579

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B                    3,595,000          0.00%          9/1/2029         1,287,117

                                                                                                                   ----------------
Total Long-Term Securities (Cost $116,322,615)                                                                          115,748,118
                                                                                                                   ----------------

VARIABLE RATE DEMAND NOTES* (3.93%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Series B-5                                                               900,000          3.86%          6/1/2007           900,000
Series B-6                                                               200,000          3.83%          6/1/2007           200,000

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2                                      800,000          3.86%          6/1/2007           800,000
Series A-3                                                             2,900,000          3.86%          6/1/2007         2,900,000

                                                                                                                   ----------------
Total Variable Rate Demand Notes (Cost $200,000)                                                                          4,800,000
                                                                                                                   ----------------

Total Investments (Cost $116,522,615) (a) (98.77%)                                                                      120,548,118
Other Net Assets (1.23%)                                                                                                  1,501,860
                                                                                                                   ----------------
Net Assets (100.00%)                                                                                                    122,049,978
                                                                                                                   ----------------

(a) Aggregate cost for federal income tax purposes is $116,278,407. At May 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax pruposes is as follows:

      Unrealized Appreciation                                                                                             4,599,152
      Unrealized Depreciation                                                                                              (329,441)
                                                                                                                   ----------------
      Net unrealized appreciation                                                                                         4,269,711
                                                                                                                   ----------------

*     Stated maturity reflects next reset date

U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)

SECURITY DESCRIPTION                                                   PAR VALUE          RATE           MATURITY           VALUE
Government National Mortgage Association (64.16%)
                                                                         115,957          6.00%         4/15/2014           117,405
                                                                         177,224          6.00%         4/15/2014           179,437
                                                                         154,187          6.00%         4/15/2016           156,103
                                                                         132,284          6.50%         4/15/2016           135,473
                                                                         116,578          6.00%         5/15/2016           118,026
                                                                         918,902          5.00%         2/15/2018           901,982
                                                                         568,137          5.00%         4/15/2018           557,676
                                                                           9,633         10.00%         9/15/2018            10,667
                                                                       1,012,330          5.00%         9/15/2018           993,690
                                                                          29,150          9.00%        10/15/2018            31,315
                                                                       1,104,551          5.00%         1/15/2019         1,083,676
                                                                       1,407,176          5.00%         2/15/2019         1,380,582
                                                                       1,418,763          5.00%         7/15/2020         1,391,172
                                                                         747,948          5.50%         1/15/2025           746,293
                                                                         712,868          6.00%         1/15/2026           719,305
                                                                       1,964,646          4.50%        12/20/2034         1,961,825
                                                                       1,540,669          4.75%         7/20/2035         1,513,803
                                                                         918,478          4.50%         8/20/2035           897,986
                                                                       3,853,126          5.50%         4/15/2036         3,788,883
                                                                                                                   ----------------
Total Government National Mortgage Association (Cost $17,029,974)                                                        16,685,299
                                                                                                                   ----------------

United States Treasury Notes (13.47%)
                                                                       3,000,000          7.25%         5/15/2016         3,505,080
                                                                                                                   ----------------
Total United States Treasury Notes (Cost $3,571,078)                                                                      3,505,080
                                                                                                                   ----------------

United States Treasury Bills (22.15%)
                                                                         200,000                         6/7/2007           199,838
                                                                       5,300,000                        7/19/2007         5,265,777
                                                                         300,000                        8/23/2007           296,824
                                                                                                                   ----------------
Total United States Treasury Bills (Cost $5,762,363)                                                                      5,762,439
                                                                                                                   ----------------

Money Fund (0.35%)
                                                                                                                   ----------------
California Investment Trust - The United States Treasury Trust                                                               91,819
                                                                                                                   ----------------

Total Investments (Cost $26,455,234) (a) (100.13%)                                                                       26,044,637
Other Net Liabilities (-0.13%)                                                                                              (32,873)
                                                                                                                   ----------------
Net Assets (100.00%)                                                                                                     26,011,764
                                                                                                                   ----------------

(a) Aggregate cost for federal income tax purposes is $26,455,234. At May 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax pruposes is as follows:

      Unrealized Appreciation                                                                                                24,815
      Unrealized Depreciation                                                                                              (435,412)
                                                                                                                   ----------------
      Net unrealized appreciation                                                                                          (410,597)
                                                                                                                   ----------------

SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)

SECURITY DESCRIPTION                                                   PAR VALUE          RATE           MATURITY           VALUE
Government National Mortgage Association (7.36%)
                                                                         397,096          4.00%         6/20/2034           395,940
                                                                         546,965          4.50%        11/20/2034           546,279
                                                                                                                   ----------------
Total Government National Mortgage Association (Cost $950,611)                                                              942,219
                                                                                                                   ----------------

United States Treasury Notes (89.51%)
                                                                         100,000          4.88%         4/30/2008            99,859
                                                                         600,000          2.63%         5/15/2008           586,781
                                                                       1,400,000          3.75%         5/15/2008         1,383,595
                                                                         200,000          4.88%         5/31/2008           199,703
                                                                         200,000          5.13%         6/30/2008           200,203
                                                                         200,000          3.25%         8/15/2008           195,891
                                                                         800,000          4.13%         8/15/2008           791,813
                                                                         300,000          3.13%         9/15/2008           293,039
                                                                         100,000          4.63%         9/30/2008            99,547
                                                                         300,000          3.13%        10/15/2008           292,617
                                                                         200,000          4.88%        10/31/2008           199,688
                                                                         500,000          4.75%        11/15/2008           498,399
                                                                         300,000          4.38%        11/15/2008           297,422
                                                                         300,000          3.38%        12/15/2008           293,016
                                                                         200,000          4.75%        12/31/2008           199,328
                                                                         500,000          3.25%         1/15/2009           486,993
                                                                         500,000          4.50%         2/15/2009           496,329
                                                                         500,000          2.63%         3/15/2009           480,586
                                                                         500,000          4.88%         5/15/2009           499,805
                                                                         400,000          4.00%         6/15/2009           393,219
                                                                         300,000          3.63%         7/15/2009           292,336
                                                                         200,000          3.50%         8/15/2009           194,203
                                                                         800,000          4.88%         8/15/2009           799,563
                                                                         100,000          3.38%         9/15/2009            96,766
                                                                         100,000          3.38%        10/15/2009            96,672
                                                                         400,000          4.63%        11/15/2009           397,656
                                                                         100,000          3.50%        12/15/2009            96,766
                                                                         300,000          3.63%         1/15/2010           290,977
                                                                         300,000          6.50%         2/15/2010           312,211
                                                                         600,000          4.75%         2/15/2010           598,078
                                                                         300,000          4.00%         3/15/2010           293,343
                                                                                                                   ----------------
Total United States Treasury Notes (Cost $11,504,982)                                                                    11,456,404
                                                                                                                   ----------------

United States Treasury Bills (2.33%)
                                                                         200,000          0.00%         7/19/2007           198,729
                                                                         100,000          0.00%         8/23/2007            98,941
                                                                                                                   ----------------
Total United States Treasury Bills (Cost $297,645)                                                                          297,670
                                                                                                                   ----------------

Money Fund (0.40%)
                                                                                                                   ----------------
California Investment Trust - The United States Treasury Trust                                                               50,814
                                                                                                                   ----------------

Total Investments (Cost $12,804,052) (a) (99.60%)                                                                        12,747,107
Other Net Assets (0.40%)                                                                                                     51,368
                                                                                                                   ----------------
Net Assets (100.00%)                                                                                                     12,798,475
                                                                                                                   ----------------

(a) Aggregate cost for federal income tax purposes is $12,806,027. At May 31, 2007, unrealized appreciation (depreciation) of securities for federal income tax pruposes is as follows:

      Unrealized Appreciation                                                                                                 3,063
      Unrealized Depreciation                                                                                               (61,983)
                                                                                                                   ----------------
      Net unrealized appreciation                                                                                           (58,920)
                                                                                                                   ----------------

THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)

SECURITY DESCRIPTION                                                   PAR VALUE          RATE           MATURITY           VALUE
United States Treasury Bills (100.26%)
                                                                      14,500,000                         6/7/2007        14,488,036
                                                                      21,600,000                        7/19/2007        21,460,547
                                                                       9,800,000                        8/23/2007         9,692,884
                                                                                                                   ----------------
Total United States Treasury Bills (Cost $45,641,467)                                                                    45,641,467
                                                                                                                   ----------------

Total Investments (Cost $45,641,467) (a) (100.26%)                                                                       45,641,467
Other Net Liabilities (-0.26%)                                                                                             (116,607)
                                                                                                                   ----------------
Net Assets (100.00%)                                                                                                     45,524,860
                                                                                                                   ----------------

(a)   Aggregate cost for federal income tax purposes is $45,641,467.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)
COMMON STOCK (99.42%)

                                                                                        Shares         Value
Basic Materials (2.69%)
Air Products & Chemicals Inc                                                             1,887            147,167
Alcoa Inc                                                                                7,434            306,876
Allegheny Technologies Inc                                                                 854             98,714
Ashland Inc                                                                                631             38,062
Dow Chemical Co/The                                                                      8,285            375,973
Eastman Chemical Co                                                                        810             53,590
Ecolab Inc                                                                               1,753             75,642
EI Du Pont de Nemours & Co                                                               8,123            424,995
Freeport-McMoRan Copper & Gold Inc                                                       3,007            236,651
Hercules Inc*                                                                            1,129             21,259
International Flavors & Fragrances Inc                                                     783             40,191
International Paper Co                                                                   3,895            152,567
MeadWestvaco Corp                                                                        1,712             59,920
Newmont Mining Corp                                                                      3,966            161,337
Nucor Corp                                                                               2,704            182,628
Plum Creek Timber Co Inc (REIT)                                                          1,537             64,247
PPG Industries Inc                                                                       1,387            105,676
Praxair Inc                                                                              2,767            188,405
Rohm & Haas Co                                                                           1,196             63,400
Sherwin-Williams Co/The                                                                  1,034             69,940
Sigma-Aldrich Corp                                                                       1,254             54,273
Temple-Inland Inc                                                                          952             59,976
United States Steel Corp                                                                   991            112,142
Weyerhaeuser Co                                                                          1,867            153,019
                                                                                                  ---------------
Total Basic Materials                                                                                   3,246,650
                                                                                                  ---------------

Communications (11.35%)
ADC Telecommunications Inc*                                                              1,162             19,464
Alltel Corp                                                                              3,196            218,990
Amazon.Com Inc*                                                                          2,900            200,506
AT&T Inc                                                                                54,833          2,266,796
Avaya Inc*                                                                               4,387             70,192
CBS Corp                                                                                 6,461            214,893
CenturyTel Inc                                                                           1,054             52,089
Ciena Corp*                                                                                821             28,177
Cisco Systems Inc*                                                                      52,669          1,417,849
Citizens Communications Co                                                               3,037             48,136
Clear Channel Communications Inc                                                         4,300            165,120
Comcast Corp*                                                                           27,112            743,140
Corning Inc*                                                                            13,853            346,325
Dow Jones & Co Inc                                                                         653             34,811
eBay Inc*                                                                               10,303            335,466
Embarq Corp                                                                              1,381             88,743
EW Scripps Co                                                                              800             36,496
Gannett Co Inc                                                                           2,073            121,934
Google Inc*                                                                              1,900            945,725
IAC/InterActiveCorp*                                                                     1,900             65,740
Interpublic Group of Cos Inc*                                                            4,290             50,408
JDS Uniphase Corp*                                                                       1,816             23,790
Juniper Networks Inc*                                                                    5,200            126,932
McGraw-Hill Cos Inc/The                                                                  3,016            212,055
Meredith Corp                                                                              427             26,564
Monster Worldwide Inc*                                                                   1,196             56,463
Motorola Inc                                                                            21,135            384,446
New York Times Co/The                                                                    1,459             36,635
News Corp                                                                               20,161            445,356
Omnicom Group Inc                                                                        1,481            155,949
Qualcomm Inc                                                                            14,310            614,615
Qwest Communications International Inc*                                                 13,871            142,733
Sprint Nextel Corp                                                                      25,744            588,250
Symantec Corp*                                                                           8,068            161,279
Tellabs Inc*                                                                             4,380             47,961
Time Warner Inc                                                                         33,521            716,344
Tribune Co                                                                               1,608             51,778
VeriSign Inc*                                                                            2,300             68,609
Verizon Communications Inc                                                              25,543          1,111,887
Viacom Inc*                                                                              6,161            276,752
Walt Disney Co/The                                                                      18,006            638,133
Windstream Corp                                                                          3,613             54,267
Yahoo! Inc*                                                                             10,716            307,549
                                                                                                  ---------------
Total Communications                                                                                   13,719,347
                                                                                                  ---------------

Consumer, Cyclical (8.34%)
AutoNation Inc*                                                                          1,702             37,648
Autozone Inc*                                                                              460             59,170
Bed Bath & Beyond Inc*                                                                   2,427             98,682
Best Buy Co Inc                                                                          3,466            167,373
Big Lots Inc*                                                                            1,135             35,753
Brunswick Corp/DE                                                                          956             32,915
Carnival Corp                                                                            4,038            203,677
Centex Corp                                                                              1,020             49,327
Cintas Corp                                                                              1,157             44,383
Circuit City Stores Inc                                                                  1,466             23,559
Coach Inc*                                                                               3,180            163,325
Costco Wholesale Corp                                                                    4,033            227,744
CVS Caremark Corp                                                                       13,232            509,961
Darden Restaurants Inc                                                                   1,381             62,932
Dillard's Inc                                                                              552             20,038
Dollar General Corp                                                                      2,796             60,505
DR Horton Inc                                                                            2,596             60,669
Family Dollar Stores Inc                                                                 1,287             43,308
Ford Motor Co                                                                           17,383            144,974
Gap Inc/The                                                                              4,641             85,951
General Motors Corp                                                                      4,903            147,041
Genuine Parts Co                                                                         1,439             73,849
Goodyear Tire & Rubber Co/The*                                                           1,764             62,569
Harley-Davidson Inc                                                                      2,264            138,308
Harman International Industries Inc                                                        600             71,190
Harrah's Entertainment Inc                                                               1,735            148,256
Hasbro Inc                                                                               1,549             49,800
Hilton Hotels Corp                                                                       3,384            120,301
Home Depot Inc                                                                          17,810            692,275
International Game Technology                                                            3,167            127,282
JC Penney Co Inc                                                                         1,936            155,809
Johnson Controls Inc                                                                     1,812            198,776
Jones Apparel Group Inc                                                                  1,220             36,332
KB Home                                                                                    776             35,611
Kohl's Corp*                                                                             2,778            209,239
Leggett & Platt Inc                                                                      1,920             46,982
Lennar Corp                                                                              1,300             59,345
Liz Claiborne Inc                                                                        1,076             37,326
Lowe's Cos Inc                                                                          13,162            431,977
Ltd Brands Inc                                                                           3,233             84,866
Macy's Inc                                                                               4,640            185,275
Marriott International Inc/DE                                                            2,918            134,374
Mattel Inc                                                                               3,213             89,996
McDonald's Corp                                                                         10,612            536,437
Newell Rubbermaid Inc                                                                    2,365             75,112
Nike Inc                                                                                 3,280            186,140
Nordstrom Inc                                                                            1,958            101,679
Office Depot Inc*                                                                        2,643             96,205
OfficeMax Inc                                                                              700             31,430
Paccar Inc                                                                               2,145            187,108
Polo Ralph Lauren Corp                                                                     500             48,765
Pulte Homes Inc                                                                          1,810             49,395
RadioShack Corp                                                                          1,294             44,177
Sears Holdings Corp*                                                                       777            139,876
Southwest Airlines Co                                                                    6,485             92,800
Staples Inc                                                                              6,539            163,867
Starbucks Corp*                                                                          6,548            188,648
Starwood Hotels & Resorts Worldwide Inc                                                  1,846            133,041
Target Corp                                                                              7,441            464,542
Tiffany & Co                                                                             1,341             70,496
TJX Cos Inc                                                                              3,910            109,363
VF Corp                                                                                    775             72,680
Walgreen Co                                                                              8,661            390,871
Wal-Mart Stores Inc                                                                     21,570          1,026,732
Wendy's International Inc                                                                  996             39,969
Whirlpool Corp                                                                             742             82,844
WW Grainger Inc                                                                            597             52,566
Wyndham Worldwide Corp*                                                                  1,809             67,295
Yum! Brands Inc                                                                          2,268            153,589
                                                                                                  ---------------
Total Consumer, Cyclical                                                                               10,074,300
                                                                                                  ---------------

Consumer, Non-Cyclical (19.95%)
Abbott Laboratories                                                                     13,518            761,739
Aetna Inc                                                                                4,750            251,418
Allergan Inc                                                                             1,379            171,727
Altria Group Inc                                                                        18,390          1,307,529
AmerisourceBergen Corp                                                                   1,754             89,840
Amgen Inc*                                                                              10,125            570,341
Anheuser-Busch Cos Inc                                                                   6,677            356,151
Apollo Group Inc*                                                                        1,316             63,129
Archer-Daniels-Midland Co                                                                5,877            205,930
Avery Dennison Corp                                                                        791             51,629
Avon Products Inc                                                                        4,058            155,787
Barr Pharmaceuticals Inc*                                                                1,000             53,320
Bausch & Lomb Inc                                                                          546             37,073
Baxter International Inc                                                                 5,631            320,066
Becton Dickinson & Co                                                                    2,148            163,785
Biogen Idec Inc*                                                                         2,956            154,362
Biomet Inc                                                                               2,347            102,376
Boston Scientific Corp*                                                                 10,163            159,254
Bristol-Myers Squibb Co                                                                 17,757            538,215
Brown-Forman Corp                                                                          679             46,349
Campbell Soup Co                                                                         1,775             70,468
Cardinal Health Inc                                                                      3,492            253,030
Celgene Corp*                                                                            3,200            195,968
Clorox Co                                                                                1,428             95,876
Coca-Cola Co/The                                                                        17,628            934,108
Coca-Cola Enterprises Inc                                                                2,339             54,616
Colgate-Palmolive Co                                                                     4,425            296,298
ConAgra Foods Inc                                                                        4,422            112,761
Constellation Brands Inc*                                                                1,869             45,417
Convergys Corp*                                                                          1,500             38,610
Coventry Health Care Inc*                                                                1,500             89,505
CR Bard Inc                                                                                984             83,059
Dean Foods Co                                                                            1,300             42,588
Eli Lilly & Co                                                                           8,527            499,853
Equifax Inc                                                                              1,159             48,713
Estee Lauder Cos Inc/The                                                                 1,100             52,030
Express Scripts Inc*                                                                     1,182            120,682
Forest Laboratories Inc*                                                                 2,726            138,235
Fortune Brands Inc                                                                       1,341            108,326
General Mills Inc                                                                        2,999            183,659
Genzyme Corp*                                                                            2,372            153,041
Gilead Sciences Inc*                                                                     4,125            341,426
H&R Block Inc                                                                            3,212             76,092
Hershey Co/The                                                                           1,533             80,804
HJ Heinz Co                                                                              2,947            140,218
Hospira Inc*                                                                             1,550             61,752
Humana Inc*                                                                              1,388             86,125
Johnson & Johnson                                                                       25,415          1,608,007
Kellogg Co                                                                               2,122            114,546
Kimberly-Clark Corp                                                                      4,093            290,439
King Pharmaceuticals Inc*                                                                2,430             51,613
Kraft Foods Inc                                                                         12,725            430,614
Kroger Co/The                                                                            6,236            189,076
Laboratory Corp of America Holdings*                                                     1,202             94,645
Manor Care Inc                                                                             638             43,384
McCormick & Co Inc/MD                                                                    1,375             51,274
McKesson Corp                                                                            2,557            161,423
Medco Health Solutions Inc*                                                              2,541            197,588
Medimmune Inc*                                                                           2,295            132,835
Medtronic Inc                                                                            9,958            529,467
Merck & Co Inc                                                                          19,053            999,330
Millipore Corp*                                                                            423             31,628
Molson Coors Brewing Co                                                                    350             32,050
Monsanto Co                                                                              4,720            290,752
Moody's Corp                                                                             2,175            151,489
Mylan Laboratories Inc                                                                   2,107             41,655
Patterson Cos Inc*                                                                       1,300             48,776
Paychex Inc                                                                              3,099            125,200
Pepsi Bottling Group Inc                                                                 1,328             46,467
PepsiCo Inc                                                                             14,402            984,089
Pfizer Inc                                                                              62,152          1,708,558
Procter & Gamble Co                                                                     27,637          1,756,331
Quest Diagnostics Inc                                                                    1,480             72,550
Reynolds American Inc                                                                    1,470             95,609
Robert Half International Inc                                                            1,510             53,061
RR Donnelley & Sons Co                                                                   1,958             83,842
Safeway Inc                                                                              3,802            131,093
Sara Lee Corp                                                                            6,596            118,068
Schering-Plough Corp                                                                    12,795            418,908
St Jude Medical Inc*                                                                     3,042            129,863
Stryker Corp                                                                             2,554            171,910
SUPERVALU Inc                                                                            1,839             87,610
SYSCO Corp                                                                               5,349            177,159
Tenet Healthcare Corp*                                                                   4,695             32,630
Tyson Foods Inc                                                                          2,300             51,267
UnitedHealth Group Inc                                                                  11,899            651,708
UST Inc                                                                                  1,350             72,077
Varian Medical Systems Inc*                                                              1,100             44,330
Watson Pharmaceuticals Inc*                                                              1,136             35,057
WellPoint Inc*                                                                           5,322            433,264
Western Union Co/The                                                                     6,840            153,558
Whole Foods Market Inc                                                                   1,300             53,430
WM Wrigley Jr Co                                                                         1,958            114,739
Wyeth                                                                                   11,629            672,621
Zimmer Holdings Inc*                                                                     2,050            180,523
                                                                                                  ---------------
Total Consumer, Non-Cyclical                                                                           24,109,393
                                                                                                  ---------------

Energy (10.47%)
Anadarko Petroleum Corp                                                                  4,118            204,459
Apache Corp                                                                              2,884            232,883
Baker Hughes Inc                                                                         2,875            237,130
BJ Services Co                                                                           2,548             74,733
Chesapeake Energy Corp                                                                   3,500            122,010
Chevron Corp                                                                            18,977          1,546,436
ConocoPhillips                                                                          14,381          1,113,521
Consol Energy Inc                                                                        1,600             77,744
Devon Energy Corp                                                                        3,775            289,845
Dynegy Inc*                                                                              3,850             37,268
El Paso Corp                                                                             5,972            101,763
ENSCO International Inc                                                                  1,300             78,741
EOG Resources Inc                                                                        2,186            168,103
Exxon Mobil Corp                                                                        49,930          4,152,678
Halliburton Co                                                                           8,862            318,589
Hess Corp                                                                                2,393            141,713
Marathon Oil Corp                                                                        3,091            382,697
Murphy Oil Corp                                                                          1,500             88,500
Nabors Industries Ltd*                                                                   2,404             83,996
National Oilwell Varco Inc*                                                              1,644            155,276
Noble Corp                                                                               1,308            120,846
Occidental Petroleum Corp                                                                7,310            401,831
Peabody Energy Corp                                                                      2,300            124,292
Questar Corp                                                                               700             75,607
Rowan Cos Inc                                                                            1,121             44,257
Schlumberger Ltd                                                                        10,200            794,274
Smith International Inc                                                                  1,700             94,367
Spectra Energy Corp                                                                      5,540            147,530
Sunoco Inc                                                                               1,106             88,159
Transocean Inc*                                                                          2,535            249,038
Valero Energy Corp                                                                       5,252            391,904
Weatherford International Ltd*                                                           3,000            163,020
Williams Cos Inc                                                                         5,123            162,706
XTO Energy Inc                                                                           3,149            182,673
                                                                                                  ---------------
Total Energy                                                                                           12,648,589
                                                                                                  ---------------

Financial (21.16%)
ACE Ltd                                                                                  2,936            180,770
Aflac Inc                                                                                4,494            237,553
Allstate Corp/The                                                                        5,385            331,178
AMBAC Financial Group Inc                                                                1,027             92,029
American Express Co                                                                     10,491            681,705
American International Group Inc                                                        22,796          1,649,063
Ameriprise Financial Inc                                                                 2,178            136,887
AON Corp                                                                                 2,684            115,197
Apartment Investment & Management Co                                                       795             43,622
Archstone-Smith Trust                                                                    1,800            111,060
AvalonBay Communities Inc                                                                  700             91,273
Bank of America Corp                                                                    39,246          1,990,165
Bank of New York Co Inc/The                                                              6,538            265,181
BB&T Corp                                                                                4,620            194,548
Bear Stearns Cos Inc/The                                                                 1,041            156,108
Boston Properties Inc                                                                    1,000            115,680
Capital One Financial Corp                                                               3,543            282,661
CB Richard Ellis Group Inc*                                                              1,600             59,552
Charles Schwab Corp/The                                                                  8,895            199,871
Chicago Mercantile Exchange Holdings Inc                                                   300            159,300
Chubb Corp                                                                               3,556            195,118
Cigna Corp                                                                                 882            147,850
Cincinnati Financial Corp                                                                1,551             70,446
CIT Group Inc                                                                            1,717            102,900
Citigroup Inc                                                                           43,011          2,343,669
Comerica Inc                                                                             1,531             96,193
Commerce Bancorp Inc/NJ                                                                  1,700             58,684
Compass Bancshares Inc                                                                   1,184             82,880
Countrywide Financial Corp                                                               5,126            199,606
Developers Diversified Realty Corp                                                       1,100             67,815
DIRECTV Group Inc/The*                                                                   6,700            156,512
E*Trade Financial Corp*                                                                  3,742             89,621
Equity Residential                                                                       2,484            125,864
Fannie Mae                                                                               8,349            533,668
Federated Investors Inc                                                                    848             33,021
Fifth Third Bancorp                                                                      4,972            210,614
First Horizon National Corp                                                              1,238             49,879
Franklin Resources Inc                                                                   1,429            193,972
Freddie Mac                                                                              6,009            401,341
Genworth Financial Inc                                                                   3,900            140,790
Goldman Sachs Group Inc/The                                                              3,622            836,030
Hartford Financial Services Group Inc                                                    2,734            282,067
Host Hotels & Resorts Inc                                                                4,600            117,392
Hudson City Bancorp Inc                                                                  4,300             56,717
Huntington Bancshares Inc/OH                                                             2,325             52,220
Janus Capital Group Inc                                                                  1,777             49,187
JPMorgan Chase & Co                                                                     30,524          1,582,059
Keycorp                                                                                  3,487            124,172
Kimco Realty Corp                                                                        1,900             87,951
Legg Mason Inc                                                                           1,100            111,133
Lehman Brothers Holdings Inc                                                             4,586            336,521
Lincoln National Corp                                                                    2,489            180,453
Loews Corp                                                                               3,768            192,281
M&T Bank Corp                                                                              659             72,773
Marsh & McLennan Cos Inc                                                                 4,930            161,852
Marshall & Ilsley Corp                                                                   2,248            107,882
MBIA Inc                                                                                 1,215             80,858
Mellon Financial Corp                                                                    3,600            155,988
Merrill Lynch & Co Inc                                                                   7,677            711,888
MetLife Inc                                                                              6,547            445,196
MGIC Investment Corp                                                                       844             54,860
Morgan Stanley                                                                           9,269            788,236
National City Corp                                                                       5,195            179,695
Northern Trust Corp                                                                      1,683            109,530
PNC Financial Services Group Inc                                                         3,026            223,319
Principal Financial Group Inc                                                            2,307            140,266
Progressive Corp/The                                                                     6,508            150,009
Prologis                                                                                 2,148            138,890
Prudential Financial Inc                                                                 4,188            427,260
Public Storage                                                                           1,000             89,500
Regions Financial Corp                                                                   6,285            224,186
Safeco Corp                                                                                987             61,934
Simon Property Group Inc                                                                 1,950            210,561
SLM Corp                                                                                 3,709            208,483
Sovereign Bancorp Inc                                                                    3,120             72,509
State Street Corp                                                                        2,954            201,670
SunTrust Banks Inc                                                                       3,246            289,835
Synovus Financial Corp                                                                   2,906             96,072
T Rowe Price Group Inc                                                                   2,226            114,305
Torchmark Corp                                                                             987             69,199
Travelers Cos Inc/The                                                                    5,938            321,661
Unum Group                                                                               2,983             79,169
US Bancorp                                                                              15,313            529,524
Vornado Realty Trust                                                                     1,100            133,111
Wachovia Corp                                                                           16,731            906,653
Washington Mutual Inc                                                                    7,797            340,885
Wells Fargo & Co                                                                        29,648          1,069,996
XL Capital Ltd                                                                           1,649            134,492
Zions Bancorporation                                                                       853             68,632
                                                                                                  ---------------
Total Financial                                                                                        25,572,908
                                                                                                  ---------------

Industrial (11.35%)
3M Co                                                                                    6,454            567,694
Agilent Technologies Inc*                                                                3,515            134,168
Allied Waste Industries Inc*                                                             2,502             33,677
American Standard Cos Inc                                                                1,457             87,099
Applera Corp - Applied Biosystems Group                                                  1,572             44,629
Ball Corp                                                                                  990             54,806
Bemis Co Inc                                                                             1,106             37,195
Black & Decker Corp                                                                        525             49,576
Boeing Co                                                                                6,896            693,669
Burlington Northern Santa Fe Corp                                                        3,082            287,027
Caterpillar Inc                                                                          5,688            446,963
CH Robinson Worldwide Inc                                                                1,500             81,270
Cooper Industries Ltd                                                                    1,806             96,765
CSX Corp                                                                                 3,918            178,034
Cummins Inc                                                                                894             84,242
Danaher Corp                                                                             2,083            153,101
Deere & Co                                                                               1,955            235,519
Dover Corp                                                                               1,842             92,192
Eastman Kodak Co                                                                         2,684             68,066
Eaton Corp                                                                               1,240            116,238
Emerson Electric Co                                                                      6,962            337,309
FedEx Corp                                                                               2,738            305,616
Fluor Corp                                                                                 774             80,573
General Dynamics Corp                                                                    3,502            281,000
General Electric Co                                                                     90,269          3,392,309
Goodrich Corp                                                                            1,231             73,232
Honeywell International Inc                                                              7,097            410,987
Illinois Tool Works Inc                                                                  3,758            198,122
Ingersoll-Rand Co Ltd                                                                    2,752            141,260
ITT Corp                                                                                 1,598            107,545
Jabil Circuit Inc                                                                        1,699             39,077
L-3 Communications Holdings Inc                                                          1,134            108,025
Lockheed Martin Corp                                                                     3,215            315,392
Masco Corp                                                                               3,684            111,294
Molex Inc                                                                                1,295             38,513
Norfolk Southern Corp                                                                    3,584            207,442
Northrop Grumman Corp                                                                    2,931            221,613
Pactiv Corp*                                                                             1,193             40,526
Pall Corp                                                                                1,225             54,819
Parker Hannifin Corp                                                                     1,073            108,759
PerkinElmer Inc                                                                          1,321             35,020
Raytheon Co                                                                              3,948            219,509
Rockwell Automation Inc/DE                                                               1,470            100,034
Rockwell Collins Inc                                                                     1,557            110,033
Ryder System Inc                                                                           677             36,504
Sanmina-SCI Corp*                                                                        5,243             18,718
Sealed Air Corp                                                                          1,582             51,099
Snap-On Inc                                                                                609             32,929
Solectron Corp*                                                                          9,768             33,211
Stanley Works/The                                                                          670             42,364
Tektronix Inc                                                                              880             26,638
Terex Corp*                                                                                900             76,293
Textron Inc                                                                              1,233            132,301
Thermo Fisher Scientific Inc*                                                            3,510            191,646
Tyco International Ltd                                                                  17,434            581,598
Union Pacific Corp                                                                       2,402            289,873
United Parcel Service Inc                                                                9,344            672,488
United Technologies Corp                                                                 8,781            619,500
Vulcan Materials Co                                                                        868            103,891
Waste Management Inc                                                                     4,628            178,965
Waters Corp*                                                                               883             53,245
                                                                                                  ---------------
Total Industrial                                                                                       13,721,202
                                                                                                  ---------------

Technology (10.59%)
Adobe Systems Inc*                                                                       5,034            221,899
Advanced Micro Devices Inc*                                                              4,487             64,029
Affiliated Computer Services Inc*                                                        1,005             58,642
Altera Corp                                                                              3,100             70,711
Analog Devices Inc                                                                       3,080            111,527
Apple Inc*                                                                               7,568            919,966
Applied Materials Inc                                                                   12,009            229,372
Autodesk Inc*                                                                            2,088             94,900
Automatic Data Processing Inc                                                            4,774            237,268
BMC Software Inc*                                                                        1,733             57,432
Broadcom Corp*                                                                           4,253            129,972
CA Inc                                                                                   3,590             95,243
Citrix Systems Inc*                                                                      1,744             58,616
Cognizant Technology Solutions Corp*                                                     1,200             94,272
Computer Sciences Corp*                                                                  1,490             82,546
Compuware Corp*                                                                          2,795             31,751
Dell Inc*                                                                               19,635            527,592
Electronic Arts Inc*                                                                     2,629            128,479
Electronic Data Systems Corp                                                             4,789            137,971
EMC Corp/Massachusetts*                                                                 18,460            311,789
Fidelity National Information Services Inc                                               1,400             75,488
First Data Corp                                                                          6,840            223,668
Fiserv Inc*                                                                              1,468             86,979
Hewlett-Packard Co                                                                      23,681          1,082,459
IMS Health Inc                                                                           1,733             56,669
Intel Corp                                                                              50,589          1,121,558
International Business Machines Corp                                                    13,122          1,398,805
Intuit Inc*                                                                              3,006             91,683
Kla-Tencor Corp                                                                          1,759             96,710
Lexmark International Inc*                                                                 856             44,452
Linear Technology Corp                                                                   2,817            101,102
LSI Corp*                                                                                3,860             33,505
Maxim Integrated Products Inc                                                            3,002             92,312
Micron Technology Inc*                                                                   6,262             76,271
Microsoft Corp                                                                          75,582          2,318,100
National Semiconductor Corp                                                              2,603             70,073
NCR Corp*                                                                                1,575             84,530
Network Appliance Inc*                                                                   3,359            108,126
Novell Inc*                                                                              3,782             29,575
Novellus Systems Inc*                                                                    1,106             33,943
Nvidia Corp*                                                                             3,048            105,674
Oracle Corp*                                                                            34,852            675,432
Pitney Bowes Inc                                                                         2,120            101,230
PMC - Sierra Inc*                                                                        1,841             14,194
QLogic Corp*                                                                             1,486             25,351
SanDisk Corp*                                                                            2,000             87,100
Sun Microsystems Inc*                                                                   31,638            161,354
Teradyne Inc*                                                                            2,030             34,551
Texas Instruments Inc                                                                   12,683            448,471
Unisys Corp*                                                                             3,371             28,047
Xerox Corp*                                                                              8,356            157,678
Xilinx Inc                                                                               2,904             82,706
                                                                                                  ---------------
Total Technology                                                                                       12,811,773
                                                                                                  ---------------

Utilities (3.52%)
AES Corp/The*                                                                            6,111            145,014
Allegheny Energy Inc*                                                                    1,381             73,732
Ameren Corp                                                                              1,912            101,470
American Electric Power Co Inc                                                           3,369            160,465
Centerpoint Energy Inc                                                                   2,697             51,054
CMS Energy Corp                                                                          2,062             37,632
Consolidated Edison Inc                                                                  2,227            108,722
Constellation Energy Group Inc                                                           1,672            153,439
Dominion Resources Inc/VA                                                                3,130            277,287
DTE Energy Co                                                                            1,568             82,916
Duke Energy Corp                                                                        11,082            216,542
Edison International                                                                     2,978            173,528
Entergy Corp                                                                             1,778            200,736
Exelon Corp                                                                              5,794            451,932
FirstEnergy Corp                                                                         2,918            202,013
FPL Group Inc                                                                            3,478            222,349
Integrys Energy Group Inc                                                                  615             34,378
KeySpan Corp                                                                             1,600             66,671
Nicor Inc                                                                                  460             21,596
NiSource Inc                                                                             2,493             55,369
PG&E Corp                                                                                3,092            152,311
Pinnacle West Capital Corp                                                                 969             44,990
PPL Corp                                                                                 3,332            153,138
Progress Energy Inc                                                                      2,285            114,455
Public Service Enterprise Group Inc                                                      2,191            194,867
Sempra Energy                                                                            2,396            146,922
Southern Co                                                                              6,412            230,895
TECO Energy Inc                                                                          1,982             34,803
TXU Corp                                                                                 3,980            268,450
Xcel Energy Inc                                                                          3,728             85,557
                                                                                                  ---------------
Total Utilities                                                                                         4,263,233
                                                                                                  ---------------

                                                                                                  ---------------
Total Common Stock (Cost $74,548,071)                                                                 120,167,395
                                                                                                  ---------------

Short-Term Investments (0.43%)

Money Fund (0.02%)
                                                                                                  ---------------
California Investment Trust - The United States Treasury Trust (Cost $22,825)           22,825             22,825
                                                                                                  ---------------
                                                                                     Par Value
United States Treasury Bill (0.41%)
United States Treasury Bill 07/19/2007                                                 300,000            298,066
United States Treasury Bill 08/23/2007                                                 200,000            197,883
                                                                                                  ---------------
Total United States Treasury Bill (Cost $495,925)                                                         495,949
                                                                                                  ---------------

                                                                                                  ---------------
Total Short-Term Investments (Cost $518,750)                                                              518,774
                                                                                                  ---------------

Total Investments (Cost $75,066,821) (a) (99.85%)                                                     120,686,169
Net Other Assets (0.15%)                                                                                  176,777
                                                                                                  ---------------
Net Assets (100.00%)                                                                                  120,862,946
                                                                                                  ---------------

*     Non-Income Producing Security

(a)   Aggregate cost for federal income tax purpose is $75,469,886. At
      05/31/2007, unrealized appreciation (depreciation) of securities is as follows:

      Unrealized Appreciation                                                                          49,966,445
      Unrealized (Depreciation)                                                                        (4,750,162)
                                                                                                  ---------------
      Net Unrealized Appreciation (Depreciation)                                                       45,216,283
                                                                                                  ---------------

June 07 S&P 500 INDEX FUTURES HELD                                                           1
Unrealized Appreciation (Depreciation)                                              $   19,220

S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)
COMMON STOCK (98.92%)

                                                                                        Shares         Value
Basic Materials (5.07%)
Airgas Inc                                                                              12,148            517,991
Albemarle Corp                                                                          12,272            498,734
Bowater Inc                                                                              8,500            176,715
Cabot Corp                                                                              10,035            484,791
Chemtura Corp                                                                           37,500            408,375
Cytec Industries Inc                                                                     6,464            384,285
Ferro Corp                                                                               6,436            152,984
FMC Corp                                                                                 5,934            496,438
Glatfelter                                                                               7,014             95,320
KBR Inc*                                                                                26,200            721,286
Louisiana-Pacific Corp                                                                  16,300            334,150
Lubrizol Corp                                                                           10,701            703,270
Lyondell Chemical Co                                                                    33,354          1,239,768
Minerals Technologies Inc                                                                3,079            195,855
Olin Corp                                                                               11,342            229,562
Potlatch Corp                                                                            5,863            256,682
Rayonier Inc                                                                            11,896            534,844
Reliance Steel & Aluminum Co                                                            10,000            613,700
RPM International Inc                                                                   18,583            422,206
Sensient Technologies Corp                                                               7,064            183,947
Steel Dynamics Inc                                                                      13,582            636,996
Valspar Corp                                                                            15,848            457,849
                                                                                                  ---------------
Total Basic Material                                                                                    9,745,748
                                                                                                  ---------------

Communications (5.27%)
3Com Corp*                                                                              61,772            289,093
Adtran Inc                                                                               9,817            265,648
Andrew Corp*                                                                            24,200            320,166
Avocent Corp*                                                                            7,775            217,933
Belo Corp                                                                               13,313            295,948
Catalina Marketing Corp                                                                  5,581            178,034
Checkfree Corp*                                                                         13,794            541,415
Cincinnati Bell Inc*                                                                    39,100            227,953
CommScope Inc*                                                                           9,175            502,148
Entercom Communications Corp                                                             4,243            112,864
F5 Networks Inc*                                                                         6,301            512,019
Harris Corp                                                                             20,774          1,037,038
Harte-Hanks Inc                                                                          7,584            199,156
John Wiley & Sons Inc                                                                    6,800            311,780
Lee Enterprises Inc                                                                      7,207            181,040
McAfee Inc*                                                                             24,735            909,259
Media General Inc                                                                        3,793            138,255
NetFlix Inc*                                                                             9,400            206,048
NeuStar Inc*                                                                            10,000            290,600
Plantronics Inc                                                                          7,361            178,872
Polycom Inc*                                                                            14,123            447,982
Powerwave Technologies Inc*                                                             19,748            125,992
RF Micro Devices Inc*                                                                   30,036            196,135
Scholastic Corp*                                                                         4,026            127,906
Telephone & Data Systems Inc                                                            16,193          1,002,347
Utstarcom Inc*                                                                          16,100            116,081
Valueclick Inc*                                                                         15,200            476,216
Washington Post Co/The                                                                     835            642,115
Westwood One Inc                                                                        10,673             86,024
                                                                                                  ---------------
Total Communications                                                                                   10,136,067
                                                                                                  ---------------

Consumer, Cyclical (13.80%)
99 Cents Only Stores*                                                                    7,381            103,629
Advance Auto Parts Inc                                                                  16,348            677,134
Aeropostale Inc*                                                                         8,052            372,808
Airtran Holdings Inc*                                                                   14,141            175,207
Alaska Air Group Inc*                                                                    6,245            182,104
American Eagle Outfitters Inc                                                           31,059            838,593
AnnTaylor Stores Corp*                                                                  11,087            433,391
Applebees International Inc                                                             11,264            295,117
ArvinMeritor Inc                                                                        11,108            231,935
Bandag Inc*                                                                              1,801             91,401
Barnes & Noble Inc                                                                       7,763            332,024
Beazer Homes USA Inc                                                                     6,000            214,620
BJ's Wholesale Club Inc*                                                                 9,826            371,619
Bob Evans Farms Inc                                                                      5,516            213,469
Borders Group Inc                                                                        9,465            210,975
BorgWarner Inc                                                                           8,927            751,296
Boyd Gaming Corp                                                                         6,437            322,107
Brinker International Inc                                                               19,312            617,212
Callaway Golf Co                                                                         9,526            173,087
Carmax Inc*                                                                             33,476            803,424
CBRL Group Inc                                                                           4,029            181,063
CDW Corp*                                                                                9,476            806,787
Charming Shoppes Inc*                                                                   18,600            231,756
Cheesecake Factory/The*                                                                 11,271            318,068
Chico's FAS Inc*                                                                        27,296            743,543
Coldwater Creek Inc*                                                                     9,100            226,135
Copart Inc*                                                                             11,034            344,150
Dick's Sporting Goods Inc*                                                               5,800            322,306
Dollar Tree Stores Inc*                                                                 15,845            670,402
Fastenal Co                                                                             19,438            842,443
Foot Locker Inc                                                                         24,193            530,794
Furniture Brands International Inc                                                       7,364            106,778
GameStop Corp*                                                                          23,400            865,332
Hanesbrands Inc*                                                                        14,900            388,890
Herman Miller Inc                                                                       10,288            370,368
HNI Corp                                                                                 7,607            335,164
Hovnanian Enterprises Inc*                                                               5,759            145,472
Ingram Micro Inc*                                                                       22,200            459,984
International Speedway Corp                                                              5,633            295,169
Lear Corp*                                                                              11,872            423,474
Macrovision Corp*                                                                        8,061            225,305
MDC Holdings Inc                                                                         5,400            293,436
Modine Manufacturing Co                                                                  5,317            125,003
Mohawk Industries Inc*                                                                   8,287            845,771
MSC Industrial Direct Co                                                                 8,300            444,548
NVR Inc*                                                                                   800            637,600
O'Reilly Automotive Inc*                                                                17,598            668,548
Oshkosh Truck Corp                                                                      11,400            703,266
Pacific Sunwear Of California*                                                          10,538            209,601
Payless Shoesource Inc*                                                                 10,016            357,772
PetSmart Inc                                                                            21,089            721,666
Phillips-Van Heusen                                                                      8,700            531,744
Regis Corp                                                                               6,909            275,462
Ross Stores Inc                                                                         21,924            719,984
Ruby Tuesday Inc                                                                         8,522            234,952
Ryland Group Inc                                                                         6,633            306,445
Saks Inc                                                                                21,565            432,163
Scientific Games Corp*                                                                  10,500            392,070
Tech Data Corp*                                                                          8,352            307,855
Thor Industries Inc                                                                      5,515            240,344
Timberland Co*                                                                           7,782            212,760
Toll Brothers Inc*                                                                      19,542            573,167
Urban Outfitters Inc*                                                                   17,524            465,788
Williams-Sonoma Inc                                                                     17,364            588,466
                                                                                                  ---------------
Total Consumer, Cyclical                                                                               26,532,946
                                                                                                  ---------------

Consumer, Non-Cyclical (16.98%)
Advanced Medical Optics Inc*                                                             9,344            327,974
Affymetrix Inc*                                                                         10,700            277,986
Alberto-Culver Co                                                                       12,400            308,016
American Greetings Corp                                                                  8,649            226,690
Apria Healthcare Group Inc*                                                              6,872            199,013
Avis Budget Group Inc*                                                                  15,700            474,925
Beckman Coulter Inc                                                                      9,587            626,990
Blyth Inc                                                                                4,097            112,422
Career Education Corp*                                                                  14,778            515,309
Cephalon Inc*                                                                           10,205            847,117
Charles River Laboratories International Inc*                                           10,419            553,978
ChoicePoint Inc*                                                                        11,910            522,373
Church & Dwight Co Inc                                                                  10,109            505,551
Community Health Systems Inc*                                                           14,698            560,288
Corinthian Colleges Inc*                                                                13,615            198,915
Covance Inc*                                                                             9,920            660,176
Cytyc Corp*                                                                             17,918            757,573
Deluxe Corp                                                                              8,036            350,932
Dentsply International Inc                                                              23,878            862,951
DeVry Inc                                                                                9,301            312,514
Edwards Lifesciences Corp*                                                               8,839            443,718
Gartner Inc*                                                                             8,131            224,090
Gen-Probe Inc*                                                                           8,075            436,777
Hansen Natural Corp*                                                                     9,500            378,100
Health Management Associates Inc                                                        37,600            413,600
Health Net Inc*                                                                         17,459            996,560
Henry Schein Inc*                                                                       13,692            732,933
Hillenbrand Industries Inc                                                               9,517            630,025
Hormel Foods Corp                                                                       11,448            428,728
Intuitive Surgical Inc*                                                                  5,751            791,510
Invitrogen Corp*                                                                         7,440            538,954
ITT Educational Services Inc*                                                            4,992            565,044
JM Smucker Co/The                                                                        8,868            511,684
Kelly Services Inc                                                                       3,406             98,161
Korn/Ferry International*                                                                7,530            195,855
Laureate Education Inc*                                                                  7,897            473,109
LifePoint Hospitals Inc*                                                                 8,993            365,026
Lincare Holdings Inc*                                                                   13,656            547,469
Manpower Inc                                                                            13,287          1,222,404
Medicis Pharmaceutical Corp                                                              8,700            287,100
Millennium Pharmaceuticals Inc*                                                         49,416            537,152
MoneyGram International Inc                                                             12,835            374,012
MPS Group Inc*                                                                          16,086            221,183
Navigant Consulting Inc*                                                                 8,300            172,972
Omnicare Inc                                                                            18,830            704,619
Par Pharmaceutical Cos Inc*                                                              5,482            160,677
PDL BioPharma Inc*                                                                      18,008            495,400
PepsiAmericas Inc                                                                        9,593            236,180
Perrigo Co                                                                              11,559            226,094
Pharmaceutical Product Development Inc                                                  16,000            584,000
Psychiatric Solutions Inc*                                                               8,400            327,768
Quanta Services Inc*                                                                    18,428            553,024
Rent-A-Center Inc/TX*                                                                   10,943            296,555
Resmed Inc*                                                                             11,800            531,944
Rollins Inc                                                                              4,584            105,845
Ruddick Corp                                                                             5,308            166,087
Scotts Miracle-Gro Co/The                                                                6,860            315,834
Sepracor Inc*                                                                           17,238            839,491
Smithfield Foods Inc*                                                                   15,460            496,884
Sotheby's                                                                                8,943            424,524
STERIS Corp                                                                              9,796            294,566
Strayer Education Inc                                                                    2,200            275,352
Techne Corp*                                                                             6,154            367,332
Tootsie Roll Industries Inc                                                              4,129            116,025
Triad Hospitals Inc*                                                                    13,692            732,659
Tupperware Brands Corp                                                                   9,257            267,620
United Rentals Inc*                                                                     10,443            350,363
Universal Corp/Richmond VA                                                               4,144            263,434
Universal Health Services Inc                                                            8,452            522,249
Valassis Communications Inc*                                                             7,692            137,764
Valeant Pharmaceuticals International                                                   14,717            232,381
VCA Antech Inc*                                                                         12,929            511,730
Ventana Medical Systems Inc*                                                             5,100            262,446
Vertex Pharmaceuticals Inc*                                                             19,486            581,852
WellCare Health Plans Inc*                                                               5,200            478,608
                                                                                                  ---------------
Total Consumer, Non-Cyclical                                                                           32,647,166
                                                                                                  ---------------

Diversified (0.47%)
Leucadia National Corp                                                                  25,170            902,093
                                                                                                  ---------------
Total Diversified                                                                                         902,093
                                                                                                  ---------------

Energy (9.44%)
Arch Coal Inc                                                                           22,320            901,282
Cameron International Corp*                                                             17,512          1,241,601
Cimarex Energy Co                                                                       12,900            542,187
Denbury Resources Inc*                                                                  18,832            682,848
Encore Acquisition Co*                                                                   8,200            225,910
Equitable Resources Inc                                                                 19,016            989,212
FMC Technologies Inc*                                                                   10,660            805,896
Forest Oil Corp*                                                                         8,559            347,410
Frontier Oil Corp                                                                       17,100            688,446
Grant Prideco Inc*                                                                      19,838          1,126,600
Hanover Compressor Co*                                                                  16,281            407,025
Helmerich & Payne Inc                                                                   16,328            553,356
National Fuel Gas Co                                                                    13,002            592,371
Newfield Exploration Co*                                                                20,336            976,941
Noble Energy Inc                                                                        26,618          1,684,653
Patterson-UTI Energy Inc                                                                24,504            647,396
Pioneer Natural Resources Co                                                            19,330            997,815
Plains Exploration & Production Co*                                                     11,268            596,303
Pogo Producing Co                                                                        9,042            488,901
Pride International Inc*                                                                25,780            928,338
Quicksilver Resources Inc*                                                               8,584            381,902
Southwestern Energy Co*                                                                 26,400          1,256,640
Superior Energy Services*                                                               12,500            502,000
Tidewater Inc                                                                            8,897            587,202
                                                                                                  ---------------
Total Energy                                                                                           18,152,235
                                                                                                  ---------------

Financial (15.17%)
AG Edwards Inc                                                                          11,708          1,032,177
AMB Property Corp                                                                       15,392            890,427
American Financial Group Inc/OH                                                         10,882            387,943
AmeriCredit Corp*                                                                       18,293            485,679
Associated Banc-Corp                                                                    20,223            667,561
Astoria Financial Corp                                                                  13,082            348,766
Bank of Hawaii Corp                                                                      7,821            418,502
Broadridge Financial Solutions Inc                                                      21,500            435,160
Brown & Brown Inc                                                                       17,664            460,324
Cathay General Bancorp                                                                   8,000            271,040
City National Corp/Beverly Hills CA                                                      6,150            476,256
Colonial BancGroup Inc/The                                                              24,037            606,694
Commerce Group Inc                                                                       7,500            255,675
Cousins Properties Inc                                                                   6,800            220,184
Cullen/Frost Bankers Inc                                                                 9,258            492,248
Eaton Vance Corp                                                                        19,782            868,232
Everest Re Group Ltd                                                                    10,020          1,074,445
Fidelity National Financial Inc                                                         34,622            970,801
First American Corp                                                                     14,983            802,340
First Niagara Financial Group Inc                                                       16,734            229,590
FirstMerit Corp                                                                         12,123            261,008
Greater Bay Bancorp                                                                      8,051            224,703
Hanover Insurance Group Inc/The                                                          8,007            390,662
HCC Insurance Holdings Inc                                                              17,292            569,080
Highwoods Properties Inc                                                                 8,559            375,227
Horace Mann Educators Corp                                                               6,562            146,464
Hospitality Properties Trust                                                            14,561            647,091
IndyMac Bancorp Inc                                                                     11,027            370,287
Investors Financial Services Corp                                                       10,281            632,487
Jefferies Group Inc                                                                     16,328            500,290
Liberty Property Trust                                                                  14,028            658,194
Macerich Co/The                                                                         11,141            993,777
Mack-Cali Realty Corp                                                                   10,477            505,934
Mercury General Corp                                                                     5,400            302,886
New York Community Bancorp Inc                                                          42,834            748,738
Nuveen Investments Inc                                                                  12,400            680,264
Ohio Casualty Corp                                                                       9,369            403,429
Old Republic International Corp                                                         35,695            773,154
PMI Group Inc/The                                                                       13,414            663,188
Protective Life Corp                                                                    10,918            546,228
Radian Group Inc                                                                        12,470            771,893
Raymond James Financial Inc                                                             14,410            479,997
Regency Centers Corp                                                                    10,659            837,478
Stancorp Financial Group Inc                                                             8,234            418,781
SVB Financial Group*                                                                     5,420            287,639
TCF Financial Corp                                                                      17,528            494,815
UDR Inc                                                                                 20,959            636,315
Unitrin Inc                                                                              6,251            306,174
Waddell & Reed Financial Inc                                                            12,904            334,730
Washington Federal Inc                                                                  13,698            343,546
Webster Financial Corp                                                                   8,567            385,429
Weingarten Realty Investors                                                             11,587            540,649
Westamerica Bancorporation                                                               4,720            218,536
Wilmington Trust Corp                                                                   10,706            457,253
WR Berkley Corp                                                                         26,469            871,889
                                                                                                  ---------------
Total Financial                                                                                        29,172,259
                                                                                                  ---------------

Industrial (16.46%)
AGCO Corp*                                                                              14,148            612,325
Alexander & Baldwin Inc                                                                  6,722            359,560
Alliance Data Systems Corp*                                                             10,316            803,823
Alliant Techsystems Inc*                                                                 5,072            512,272
Ametek Inc                                                                              16,440            620,446
Amphenol Corp                                                                           27,752            992,967
Arrow Electronics Inc*                                                                  18,983            779,252
Avnet Inc*                                                                              20,098            860,998
Brink's Co/The                                                                           7,513            495,332
Carlisle Cos Inc                                                                         9,316            411,301
Commercial Metals Co                                                                    18,600            653,790
Con-way Inc                                                                              7,252            411,188
Crane Co                                                                                 7,909            345,544
Donaldson Co Inc                                                                        10,828            395,547
DRS Technologies Inc                                                                     6,300            323,505
Dycom Industries Inc*                                                                    6,201            184,418
Energizer Holdings Inc*                                                                  8,789            870,638
Expeditors International Washington Inc                                                 33,388          1,457,720
Federal Signal Corp                                                                      7,404            120,981
Florida Rock Industries Inc                                                              7,700            524,062
Flowserve Corp                                                                           8,993            624,204
GATX Corp                                                                                8,318            427,961
Gentex Corp                                                                             22,270            395,293
Graco Inc                                                                               10,549            422,382
Granite Construction Inc                                                                 5,296            362,723
Harsco Corp                                                                             13,054            695,256
Hubbell Inc                                                                              9,223            519,532
Jacobs Engineering Group Inc*                                                           18,464          1,069,989
JB Hunt Transport Services Inc                                                          16,152            470,669
Joy Global Inc                                                                          17,050            965,542
Kemet Corp*                                                                             13,751            105,608
Kennametal Inc                                                                           6,027            463,597
Lancaster Colony Corp                                                                    3,589            157,234
Lincoln Electric Holdings Inc                                                            6,700            470,943
Martin Marietta Materials Inc                                                            7,076          1,099,893
Mine Safety Appliances Co                                                                4,600            197,800
Nordson Corp                                                                             5,352            278,250
Overseas Shipholding Group                                                               4,484            356,702
Packaging Corp of America                                                               12,825            331,655
Pentair Inc                                                                             15,395            569,461
Precision Castparts Corp                                                                21,424          2,561,453
Republic Services Inc                                                                   26,304            796,485
Roper Industries Inc                                                                    13,700            799,532
Sequa Corp*                                                                              1,059            116,490
Sonoco Products Co                                                                      15,351            664,698
SPX Corp                                                                                 9,273            814,819
Stericycle Inc*                                                                          6,930            631,808
Teleflex Inc                                                                             6,112            490,794
Timken Co                                                                               14,700            516,852
Trinity Industries Inc                                                                  12,386            571,862
Varian Inc*                                                                              4,671            274,888
Vishay Intertechnology Inc*                                                             28,821            513,590
Werner Enterprises Inc                                                                   7,985            154,350
Worthington Industries Inc                                                              10,893            229,951
YRC Worldwide Inc*                                                                       8,700            349,740
Zebra Technologies Corp*                                                                10,784            432,546
                                                                                                  ---------------
Total Industrial                                                                                       31,640,221
                                                                                                  ---------------

Technology (9.16%)
Activision Inc*                                                                         38,762            767,100
Acxiom Corp                                                                             10,766            299,295
Advent Software Inc*                                                                     3,109            112,079
Atmel Corp*                                                                             66,892            373,926
BISYS Group Inc/The*                                                                    19,125            224,719
Cadence Design Systems Inc*                                                             43,561            989,270
Ceridian Corp*                                                                          21,986            777,645
Cerner Corp*                                                                            10,100            573,781
Cree Inc*                                                                               13,181            296,573
CSG Systems International Inc*                                                           7,066            196,435
Cypress Semiconductor Corp*                                                             28,779            617,885
Diebold Inc                                                                             10,258            508,592
DST Systems Inc*                                                                         8,568            717,399
Dun & Bradstreet Corp                                                                    9,357            936,916
Fair Isaac Corp                                                                          8,898            336,789
Fairchild Semiconductor International Inc*                                              19,260            354,769
Global Payments Inc                                                                     10,600            424,424
Imation Corp                                                                             5,529            209,604
Integrated Device Technology Inc*                                                       30,977            464,965
International Rectifier Corp*                                                           11,155            404,146
Intersil Corp                                                                           21,184            637,638
Jack Henry & Associates Inc                                                             12,101            320,071
Lam Research Corp*                                                                      22,054          1,183,418
Lattice Semiconductor Corp*                                                             17,999             94,855
Mentor Graphics Corp*                                                                   12,832            182,984
Micrel Inc                                                                               8,945            111,455
Microchip Technology Inc                                                                33,696          1,367,384
National Instruments Corp                                                                8,825            278,164
Palm Inc*                                                                               15,700            255,753
Parametric Technology Corp*                                                             17,300            323,164
SEI Investments Co                                                                       9,811            605,633
Semtech Corp*                                                                           11,712            195,005
Silicon Laboratories Inc*                                                                8,536            295,516
SRA International Inc*                                                                   6,300            159,957
Sybase Inc*                                                                             14,171            340,954
Synopsys Inc*                                                                           22,575            598,689
Transaction Systems Architects Inc*                                                      5,905            201,065
TriQuint Semiconductor Inc*                                                             21,558            113,826
Western Digital Corp*                                                                   34,267            644,562
Wind River Systems Inc*                                                                 11,457            121,559
                                                                                                  ---------------
Total Technology                                                                                       17,617,964
                                                                                                  ---------------

Utilities (7.11%)
AGL Resources Inc                                                                       12,146            518,148
Alliant Energy Corp                                                                     18,032            778,982
Aqua America Inc                                                                        20,421            466,824
Aquila Inc*                                                                             56,770            242,408
Black Hills Corp                                                                         5,871            240,652
DPL Inc                                                                                 17,780            542,468
Duquesne Light Holdings Inc*                                                            13,635            275,563
Energy East Corp                                                                        24,442            590,763
Great Plains Energy Inc                                                                 13,368            416,012
Hawaiian Electric Industries Inc                                                        12,709            311,371
Idacorp Inc                                                                              6,734            223,636
MDU Resources Group Inc                                                                 28,021            849,317
Northeast Utilities                                                                     23,862            725,643
NSTAR                                                                                   16,586            577,690
OGE Energy Corp                                                                         14,100            520,572
Oneok Inc                                                                               17,334            937,769
Pepco Holdings Inc                                                                      30,096            898,667
PNM Resources Inc                                                                       11,882            350,638
Puget Energy Inc                                                                        18,087            455,973
SCANA Corp                                                                              18,041            764,758
Sierra Pacific Resources*                                                               34,319            650,688
Thomas & Betts Corp*                                                                     7,939            460,621
Vectren Corp                                                                            11,615            336,370
Westar Energy Inc                                                                       13,685            362,789
WGL Holdings Inc                                                                         7,705            271,755
Wisconsin Energy Corp                                                                   18,152            879,101
                                                                                                  ---------------
Total Utilities                                                                                        13,649,178
                                                                                                  ---------------

                                                                                                  ---------------
Total Common Stock (Cost $127,895,779)                                                                190,195,877
                                                                                                  ---------------

Short-Term Investments (1.05%)

Money Fund (0.01%)
                                                                                                  ---------------
California Investment Trust - The United States Treasury Trust (Cost $25,176)           25,176             25,176
                                                                                                  ---------------

                                                                                     Par Value
United States Treasury Bill (1.04%)
United States Treasury Bill 06/21/2007                                               1,400,000          1,396,220
United States Treasury Bill 07/19/2007                                                 100,000             99,378
United States Treasury Bill 08/23/2007                                                 500,000            494,706
                                                                                                  ---------------
Total United States Treasury Bill (Cost $1,990,248)                                                     1,990,304
                                                                                                  ---------------

                                                                                                  ---------------
Total Short-Term Investments (Cost $2,015,424)                                                          2,015,480
                                                                                                  ---------------

Total Investments (Cost $129,911,203) (a) (99.97%)                                                    192,211,357
Net Other Assets (0.03%)                                                                                   48,937
                                                                                                  ---------------
Net Assets (100.00%)                                                                                  192,260,294
                                                                                                  ---------------

* Non-Income Producing Security

(a)   Aggregate cost for federal income tax purpose is $129,911,203. At
      05/31/2007, unrealized appreciation (depreciation) of securities is as follows:

      Unrealized Appreciation                                                                          66,567,522
      Unrealized (Depreciation)                                                                        (4,267,368)
                                                                                                  ---------------
      Net Unrealized Appreciation (Depreciation)                                                       62,300,154
                                                                                                  ---------------

June 07 S&P MIDCAP MINI FUTURES HELD                                                        18
Unrealized Appreciation (Depreciation)                                              $   37,165

S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)
COMMON STOCK (95.41%)

                                                                                        Shares         Value
Basic Materials (4.52%)
AMCOL International Corp                                                                 1,466             36,459
Arch Chemicals Inc                                                                       1,494             52,529
Brush Engineered Materials Inc*                                                          1,269             68,082
Buckeye Technologies Inc*                                                                1,716             24,402
Cabot Microelectronics Corp*                                                             1,300             43,498
Caraustar Industries Inc*                                                                1,296              7,685
Carpenter Technology Corp                                                                1,624            215,294
Century Aluminum Co*                                                                     1,451             81,749
Chaparral Steel Co                                                                       2,872            210,230
Cleveland-Cliffs Inc                                                                     2,492            220,019
Deltic Timber Corp                                                                         590             31,836
Georgia Gulf Corp                                                                        1,993             34,399
Gibraltar Industries Inc                                                                 1,600             34,464
HB Fuller Co                                                                             3,724            101,479
Material Sciences Corp*                                                                    683              7,253
OM Group Inc*                                                                            1,855            115,956
Omnova Solutions Inc*                                                                    1,854             10,401
Penford Corp                                                                               400              7,636
PolyOne Corp*                                                                            5,408             38,559
Pope & Talbot Inc*                                                                         726              3,035
Quaker Chemical Corp                                                                       439             10,514
Rock-Tenn Co                                                                             2,117             73,926
RTI International Metals Inc*                                                            1,366            121,233
Ryerson Inc                                                                              1,452             55,074
Schulman A Inc                                                                           1,547             37,422
Schweitzer-Mauduit International Inc                                                       770             23,131
Steel Technologies Inc*                                                                    654             19,600
Wausau Paper Corp                                                                        2,594             35,512
                                                                                                  ---------------
Total Basic Materials                                                                                   1,721,377
                                                                                                  ---------------

Communications (3.72%)
4Kids Entertainment Inc*                                                                   613             10,366
Adaptec Inc*                                                                             5,637             22,943
Aeroflex Inc*                                                                            3,808             53,845
Anixter International Inc*                                                               1,885            139,226
Applied Signal Technology Inc                                                              560              9,089
Arris Group Inc*                                                                         6,700            110,215
Audiovox Corp*                                                                           1,050             14,102
Black Box Corp                                                                             903             32,896
Blue Coat Systems Inc*                                                                     700             30,793
Blue Nile Inc*                                                                             800             45,976
C-COR Inc*                                                                               3,007             44,022
Comtech Telecommunications Corp*                                                         1,300             58,201
CT Communications Inc                                                                    1,100             34,529
Ditech Networks Inc*                                                                     1,700             13,600
General Communication Inc*                                                               2,942             38,982
Harmonic Inc*                                                                            4,854             44,171
Infospace Inc                                                                            1,900             46,512
inVentiv Health Inc*                                                                     1,900             71,554
j2 Global Communications Inc*                                                            2,976             99,190
MIVA Inc*                                                                                1,508              8,400
Netgear Inc*                                                                             1,900             70,889
Network Equipment Technologies Inc*                                                      1,066             11,140
Newport Corp*                                                                            2,500             37,300
Novatel Wireless Inc*                                                                    1,500             34,845
PC-Tel Inc*                                                                                942              9,194
Radio One Inc*                                                                           4,400             33,044
Secure Computing Corp*                                                                   3,100             23,622
Stamps.com Inc*                                                                          1,100             15,015
SYKES Enterprises Inc*                                                                   1,600             31,168
Symmetricom Inc*                                                                         2,100             17,073
Tollgrade Communications Inc*                                                              630              6,962
Tronox Inc                                                                               2,300             32,016
United Online Inc                                                                        3,500             59,710
Viasat Inc*                                                                              1,352             43,791
Websense Inc*                                                                            2,754             61,965
                                                                                                  ---------------
Total Communications                                                                                    1,416,346
                                                                                                  ---------------

Consumer, Cyclical (15.11%)
Angelica Corp                                                                              425             10,668
Arctic Cat Inc                                                                           1,013             19,389
Ashworth Inc*                                                                              600              4,920
ASV Inc*                                                                                   900             15,777
Bassett Furniture Industries Inc                                                           556              7,979
Bell Microproducts Inc*                                                                  1,276              8,217
Brightpoint Inc*                                                                         2,880             37,843
Brown Shoe Co Inc                                                                        2,695             79,880
Building Materials Holding Corp                                                          1,680             25,738
California Pizza Kitchen Inc*                                                            1,000             36,670
Casey's General Stores Inc                                                               2,965             80,085
Cash America International Inc                                                           1,744             72,359
Cato Corp/The                                                                            1,862             40,499
CEC Entertainment Inc*                                                                   1,917             74,226
Champion Enterprises Inc*                                                                4,414             50,187
Childrens Place Retail Stores Inc/The*                                                   1,478             83,448
Christopher & Banks Corp                                                                 1,875             35,419
CKE Restaurants Inc                                                                      3,700             80,623
Coachmen Industries Inc                                                                    746              7,661
Cost Plus Inc*                                                                           1,125             10,395
Deckers Outdoor Corp*                                                                      600             52,734
Dress Barn Inc*                                                                          2,616             60,403
Ethan Allen Interiors Inc                                                                1,913             69,461
Finish Line                                                                              2,500             32,000
First Cash Financial Services Inc*                                                       1,500             37,395
Fleetwood Enterprises Inc*                                                               3,730             34,726
Fred's Inc                                                                               2,010             28,904
Frontier Airlines Holdings Inc*                                                          1,612              9,785
G&K Services Inc                                                                         1,371             52,194
Genesco Inc*                                                                             1,318             68,997
Group 1 Automotive Inc                                                                   1,453             61,317
Guitar Center Inc*                                                                       1,849             99,162
Gymboree Corp*                                                                           1,969             88,014
Haverty Furniture Cos Inc                                                                1,157             14,104
Hibbett Sports Inc*                                                                      1,704             47,661
HOT Topic Inc*                                                                           2,397             26,559
Ihop Corp                                                                                  898             52,219
Insight Enterprises Inc*                                                                 2,982             66,081
Interface Inc                                                                            3,181             53,695
Jack in the Box Inc*                                                                     2,072            158,446
Jakks Pacific Inc*                                                                       1,604             42,137
Jo-Ann Stores Inc*                                                                       1,470             49,715
JOS A Bank Clothiers Inc*                                                                1,150             48,404
K2 Inc*                                                                                  2,726             41,599
Kellwood Co                                                                              1,393             40,132
Keystone Automotive Industries Inc*                                                        900             37,179
K-Swiss Inc                                                                              1,313             38,090
Landry's Restaurants Inc                                                                   826             24,169
La-Z-Boy Inc                                                                             2,673             31,434
Libbey Inc                                                                                 640             14,349
Lithia Motors Inc                                                                        1,000             26,880
LKQ Corp*                                                                                2,600             64,922
Longs Drug Stores Corp                                                                   1,614             92,450
M/I Homes Inc                                                                              700             20,146
Marcus Corp                                                                              1,435             33,536
MarineMax Inc*                                                                             800             16,624
Men's Wearhouse Inc                                                                      3,043            162,314
Meritage Homes Corp*                                                                     1,350             46,832
Mesa Air Group Inc*                                                                      1,462             10,307
Mobile Mini Inc*                                                                         2,228             67,286
Monaco Coach Corp                                                                        1,505             23,192
Monarch Casino & Resort Inc*                                                               600             16,386
Movado Group Inc                                                                         1,100             36,663
Multimedia Games Inc*                                                                    1,431             18,174
National Presto Industries Inc                                                             327             19,823
Nautilus Inc                                                                             1,674             21,561
O'Charleys Inc                                                                           1,466             33,117
Owens & Minor Inc                                                                        2,315             82,183
Oxford Industries Inc                                                                      832             37,881
Panera Bread Co*                                                                         1,947            109,752
Papa John's International Inc*                                                           1,264             39,121
PEP Boys-Manny Moe & Jack                                                                3,075             65,498
PF Chang's China Bistro Inc*                                                             1,512             58,650
Pinnacle Entertainment Inc*                                                              3,726            114,016
Polaris Industries Inc                                                                   2,204            121,418
Pool Corp                                                                                3,136            128,419
Quiksilver Inc*                                                                          6,824             96,287
Rare Hospitality International Inc*                                                      1,744             50,646
RC2 Corp*                                                                                1,100             49,434
Red Robin Gourmet Burgers Inc*                                                             800             34,344
Ruth's Chris Steak House*                                                                1,000             18,310
Scansource Inc*                                                                          1,286             37,268
School Specialty Inc*                                                                    1,075             37,561
Select Comfort Corp*                                                                     2,800             50,736
Shuffle Master Inc*                                                                      1,755             33,749
Skechers U.S.A. Inc*                                                                     1,400             44,940
Skyline Corp                                                                               400             13,256
Skywest Inc                                                                              3,979            109,542
Sonic Automotive Inc                                                                     1,573             48,967
Sonic Corp*                                                                              3,769             91,888
Stage Stores Inc                                                                         2,706             56,555
Standard Motor Products Inc                                                                916             14,244
Standard-Pacific Corp                                                                    3,990             85,067
Steak N Shake Co/The*                                                                    1,277             19,410
Stein Mart Inc                                                                           1,360             17,054
Stride Rite Corp                                                                         1,831             36,895
Superior Industries International Inc                                                    1,200             27,096
Toro Co                                                                                  2,494            149,216
Tractor Supply Co*                                                                       2,161            114,987
Triarc Cos Inc                                                                           3,965             61,259
Tuesday Morning Corp                                                                     1,500             20,910
Tween Brands Inc*                                                                        1,767             76,918
Ultimate Electronics Inc*                                                                  680                  -
Unifirst Corp/MA                                                                           800             33,408
United Stationers Inc*                                                                   1,737            116,535
Wabash National Corp                                                                     1,723             25,207
Watsco Inc                                                                               1,366             86,345
Winnebago Industries                                                                     1,700             52,700
WMS Industries Inc*                                                                      1,445             61,210
Wolverine World Wide Inc                                                                 3,460            100,444
World Fuel Services Corp                                                                 1,600             65,456
Zale Corp*                                                                               3,067             82,380
                                                                                                  ---------------
Total Consumer, Cyclical                                                                                5,750,423
                                                                                                  ---------------

Consumer, Non-Cyclical (17.56%)
Aaron Rents Inc                                                                          3,047             87,388
ABM Industries Inc                                                                       2,408             71,060
Administaff Inc                                                                          1,536             56,003
Alliance One International Inc*                                                          4,676             44,936
Alpharma Inc                                                                             2,187             53,144
Amedisys Inc*                                                                            1,556             58,039
American Medical Systems Holdings Inc*                                                   4,020             75,415
AMERIGROUP Corp*                                                                         3,038             77,469
AMN Healthcare Services Inc*                                                             1,700             38,284
Amsurg Corp*                                                                             1,551             38,170
Arbitron Inc                                                                             1,587             83,095
Arqule Inc*                                                                              1,302             11,692
Arthrocare Corp*                                                                         1,479             65,180
Bankrate Inc*                                                                              500             21,750
Biolase Technology Inc*                                                                  1,245              7,470
Biosite Inc*                                                                             1,003             92,196
Bowne & Co Inc                                                                           1,795             34,805
Bradley Pharmaceuticals Inc*                                                               786             17,355
Bright Horizons Family Solutions Inc*                                                    1,400             59,276
Cambrex Corp                                                                             1,239             15,401
CDI Corp                                                                                   607             20,298
Centene Corp*                                                                            2,478             56,969
Central Garden and Pet Co*                                                               3,900             51,948
Chattem Inc*                                                                             1,200             76,404
Chemed Corp                                                                              1,544            103,448
Coinstar Inc*                                                                            1,600             50,544
Conmed Corp*                                                                             1,525             47,748
Consolidated Graphics Inc*                                                                 696             50,530
Cooper Cos Inc/The                                                                       2,776            153,069
Corn Products International Inc                                                          4,542            186,358
CPI Corp                                                                                   380             30,153
Cross Country Healthcare Inc*                                                            1,040             18,106
CryoLife Inc*                                                                            1,113             16,250
Cyberonics Inc*                                                                          1,199             22,517
Datascope Corp                                                                             759             27,969
Delta & Pine Land Co*                                                                    2,265             94,790
Digene Corp*                                                                             1,300             57,850
DJO Inc*                                                                                 1,397             54,497
Enzo Biochem Inc*                                                                        1,519             24,699
Equifax Inc                                                                                645             27,109
Flowers Foods Inc                                                                        2,891             99,740
Fossil Inc*                                                                              2,520             78,649
Genesis HealthCare Corp*                                                                 1,100             75,130
Gentiva Health Services Inc*                                                             1,227             25,129
Gevity HR Inc                                                                            1,500             31,500
Great Atlantic & Pacific Tea Co*                                                           919             31,715
Haemonetics Corp*                                                                        1,591             78,977
Hain Celestial Group Inc*                                                                2,470             70,642
Healthcare Services Group                                                                1,700             47,379
HealthExtras Inc*                                                                        1,600             48,688
Healthways Inc*                                                                          1,971             91,888
Heidrick & Struggles International Inc*                                                    972             47,375
Hologic Inc*                                                                             3,292            178,064
Hooper Holmes Inc*                                                                       3,007             10,915
ICU Medical Inc*                                                                           655             26,298
Idexx Laboratories Inc*                                                                  1,782            157,333
Immucor Inc*                                                                             3,940            124,425
Integra LifeSciences Holdings Corp*                                                      1,265             64,920
Invacare Corp                                                                            1,604             28,471
J&J Snack Foods Corp                                                                       834             32,801
Kendle International Inc*                                                                  700             24,171
Kensey Nash Corp*                                                                          574             13,391
Labor Ready Inc*                                                                         2,823             67,752
Lance Inc                                                                                1,952             46,360
LCA-Vision Inc                                                                           1,173             53,078
Live Nation Inc*                                                                         4,000             89,600
Mannatech Inc                                                                              900             12,618
Matria Healthcare Inc*                                                                   1,200             38,400
MAXIMUS Inc                                                                              1,113             48,104
Mentor Corp                                                                              2,655            107,368
Meridian Bioscience Inc                                                                  1,800             38,016
Merit Medical Systems Inc*                                                               1,295             14,828
MGI Pharma Inc*                                                                          4,514             96,509
Midas Inc*                                                                                 700             15,729
Nash Finch Co                                                                              581             27,336
NBTY Inc*                                                                                3,525            185,168
Noven Pharmaceuticals Inc*                                                               1,200             28,140
Odyssey HealthCare Inc*                                                                  1,878             24,358
On Assignment Inc*                                                                       2,167             23,620
Option Care Inc                                                                          1,500             22,605
Osteotech Inc*                                                                             821              6,010
Palomar Medical Technologies Inc*                                                        1,000             38,890
Parexel International Corp*                                                              1,639             65,921
Pediatrix Medical Group Inc*                                                             3,014            173,667
Peet's Coffee & Tea Inc*                                                                   600             15,642
Performance Food Group Co*                                                               1,978             70,219
PetMed Express Inc*                                                                      1,300             16,783
PharmaNet Development Group Inc*                                                         1,139             36,573
Playtex Products Inc*                                                                    3,200             47,680
PolyMedica Corp                                                                          1,391             56,558
Possis Medical Inc*                                                                        932             10,970
Pre-Paid Legal Services Inc*                                                               540             35,084
PSS World Medical Inc*                                                                   4,200             78,750
Ralcorp Holdings Inc*                                                                    1,700             98,872
Regeneron Pharmaceuticals Inc*                                                           4,056             91,017
RehabCare Group Inc*                                                                       746             11,772
Respironics Inc*                                                                         4,474            197,527
Rewards Network Inc*                                                                     1,161              4,540
Russ Berrie & Co Inc*                                                                      958             16,257
Sanderson Farms Inc                                                                      1,018             43,764
Savient Pharmaceuticals Inc*                                                             2,760             39,247
Sciele Pharma Inc*                                                                       1,600             39,552
Sierra Health Services Inc*                                                              3,464            144,380
Spartan Stores Inc                                                                       1,300             34,320
Spherion Corp*                                                                           3,098             30,515
Standard Register Co/The                                                                   613              7,301
Startek Inc                                                                                740              7,726
Sunrise Senior Living Inc*                                                               2,800            109,648
SurModics Inc*                                                                             809             30,354
Symmetry Medical Inc*                                                                    2,200             33,726
Theragenics Corp*                                                                        1,389              6,098
TreeHouse Foods Inc*                                                                     1,600             44,864
United Natural Foods Inc*                                                                2,400             65,688
Universal Technical Institute Inc*                                                       1,300             30,693
USANA Health Sciences Inc*                                                                 500             19,440
Vertrue Inc*                                                                               521             25,138
Viad Corp                                                                                1,109             49,206
Viasys Healthcare Inc*                                                                   1,879             80,703
Viropharma Inc*                                                                          3,700             53,613
Vital Signs Inc                                                                            495             28,804
Volt Information Sciences Inc*                                                             646             16,040
Watson Wyatt Worldwide Inc                                                               2,652            136,764
WD-40 Co                                                                                   826             27,531
                                                                                                  ---------------
Total Consumer, Non-Cyclical                                                                            6,684,421
                                                                                                  ---------------

Energy (6.06%)
Atwood Oceanics Inc*                                                                     1,622            106,468
Cabot Oil & Gas Corp                                                                     5,964            232,596
CARBO Ceramics Inc                                                                       1,024             45,466
Dril-Quip Inc*                                                                           1,300             63,076
Headwaters Inc*                                                                          2,223             43,838
Helix Energy Solutions Group Inc*                                                        5,626            224,196
Hornbeck Offshore Services Inc*                                                          1,300             51,883
Input/Output Inc*                                                                        3,753             60,161
Lone Star Technologies Inc*                                                              1,776            119,667
Lufkin Industries Inc                                                                      900             57,519
Massey Energy Co                                                                         4,994            144,726
Matrix Service Co*                                                                       1,500             38,325
Oceaneering International Inc*                                                           3,460            173,138
Penn Virginia Corp                                                                       1,100             87,780
Petroleum Development Corp*                                                              1,015             51,735
SEACOR Holdings Inc*                                                                     1,251            115,705
St Mary Land & Exploration Co                                                            3,828            143,014
Stone Energy Corp*                                                                       1,567             51,131
Swift Energy Co*                                                                         1,722             74,098
Tetra Technologies Inc*                                                                  4,434            123,842
Unit Corp*                                                                               2,846            175,342
W-H Energy Services Inc*                                                                 1,908            121,730
                                                                                                  ---------------
Total Energy                                                                                            2,305,436
                                                                                                  ---------------

Financial (14.74%)
Acadia Realty Trust                                                                      1,700             48,297
Anchor Bancorp Wisconsin Inc                                                             1,149             32,896
Bank Mutual Corp                                                                         3,500             41,405
BankAtlantic Bancorp Inc                                                                 2,300             21,804
BankUnited Financial Corp                                                                1,838             42,127
Boston Private Financial Holdings Inc                                                    2,301             65,141
Brookline Bancorp Inc                                                                    3,628             43,318
Cascade Bancorp                                                                          1,500             33,750
Central Pacific Financial Corp                                                           1,900             64,467
Chittenden Corp                                                                          2,761             80,511
Colonial Properties Trust                                                                2,886            142,424
Community Bank System Inc                                                                1,600             32,896
Corus Bankshares Inc                                                                     1,800             32,742
Delphi Financial Group Inc                                                               2,421            103,958
Dime Community Bancshares                                                                1,914             25,839
Downey Financial Corp                                                                    1,234             89,823
East West Bancorp Inc                                                                    3,806            154,295
EastGroup Properties Inc                                                                 1,500             73,350
Entertainment Properties Trust                                                           1,484             87,630
Essex Property Trust Inc                                                                 1,574            200,260
Financial Federal Corp                                                                   1,588             43,178
First Bancorp/Puerto Rico                                                                5,128             64,408
First Commonwealth Financial Corp                                                        4,000             45,240
First Financial Bancorp                                                                  1,700             25,024
First Indiana Corp                                                                         700             14,714
First Midwest Bancorp Inc/IL                                                             3,089            113,644
First Republic Bank/San Francisco CA                                                     1,919            103,914
FirstFed Financial Corp*                                                                 1,070             68,983
Flagstar Bancorp Inc                                                                     1,822             23,431
Franklin Bank Corp/Houston TX*                                                           1,200             19,788
Fremont General Corp                                                                     3,856             51,092
Frontier Financial Corp                                                                  2,400             55,824
Glacier Bancorp Inc                                                                      2,850             60,990
Hanmi Financial Corp                                                                     2,300             40,181
Hilb Rogal & Hobbs Co                                                                    2,250             97,628
Independent Bank Corp/MI                                                                 1,154             19,953
Infinity Property & Casualty Corp                                                        1,100             58,113
Inland Real Estate Corp                                                                  3,700             66,600
Investment Technology Group Inc*                                                         2,751            111,828
Irwin Financial Corp                                                                       950             15,105
Kilroy Realty Corp                                                                       2,057            152,876
Kite Realty Group Trust                                                                  1,800             38,268
LaBranche & Co Inc*                                                                      3,500             28,910
LandAmerica Financial Group Inc                                                            971             90,002
Lexington Realty Trust                                                                   4,370             90,896
LTC Properties Inc                                                                       1,100             26,378
MAF Bancorp Inc                                                                          1,677             90,357
Medical Properties Trust Inc                                                             2,700             38,421
Mid-America Apartment Communities Inc                                                    1,600             94,000
Nara Bancorp Inc                                                                         1,163             18,678
National Retail Properties Inc                                                           4,052             98,261
Parkway Properties Inc/Md                                                                  865             44,850
Philadelphia Consolidated Holding Co*                                                    3,590            147,908
Piper Jaffray Cos*                                                                       1,018             68,104
Portfolio Recovery Associates Inc                                                        1,000             59,200
Presidential Life Corp                                                                   1,505             27,481
PrivateBancorp Inc                                                                       1,017             34,110
ProAssurance Corp*                                                                       2,096            118,466
Prosperity Bancshares Inc                                                                1,900             65,816
Provident Bankshares Corp                                                                1,986             66,432
PS Business Parks Inc                                                                      900             60,435
RLI Corp                                                                                 1,092             62,735
Safety Insurance Group Inc                                                                 800             33,312
SCPIE Holdings Inc*                                                                        473             10,122
Selective Insurance Group                                                                3,244             88,788
Senior Housing Properties Trust                                                          4,600            108,100
South Financial Group Inc/The                                                            4,340            103,292
Sovran Self Storage Inc                                                                  1,159             61,752
Sterling Bancorp/NY                                                                      1,000             16,030
Sterling Bancshares Inc/TX                                                               4,445             51,073
Sterling Financial Corp/WA                                                               2,838             85,821
Stewart Information Services Corp                                                          928             36,767
Susquehanna Bancshares Inc                                                               3,263             70,252
SWS Group Inc                                                                            1,180             28,485
Tanger Factory Outlet Centers                                                            1,900             79,705
Triad Guaranty Inc*                                                                        700             31,213
Trustco Bank Corp NY                                                                     3,818             37,073
UCBH Holdings Inc                                                                        6,134            114,154
Umpqua Holdings Corp                                                                     3,893             97,169
United Bankshares Inc                                                                    2,234             75,398
United Community Banks Inc/GA                                                            2,000             60,780
United Fire & Casualty Co                                                                1,200             46,980
Whitney Holding Corp                                                                     3,726            115,655
Wilshire Bancorp Inc                                                                       800             10,192
Wintrust Financial Corp                                                                  1,538             70,579
World Acceptance Corp*                                                                     952             40,346
Zenith National Insurance Corp                                                           2,073            100,271
                                                                                                  ---------------
Total Financial                                                                                         5,612,464
                                                                                                  ---------------

Industrial (20.43%)
AAR Corp*                                                                                2,078             67,535
Acuity Brands Inc                                                                        2,685            163,006
Advanced Energy Industries Inc*                                                          2,153             52,835
Albany International Corp                                                                1,699             66,465
AM Castle & Co                                                                             759             28,083
Analogic Corp                                                                              900             59,400
AO Smith Corp                                                                            1,208             47,462
Apogee Enterprises Inc                                                                   1,775             43,701
Applied Industrial Technologies Inc                                                      2,236             65,425
Aptargroup Inc                                                                           4,350            163,386
Arkansas Best Corp                                                                       1,481             61,150
Armor Holdings Inc*                                                                      1,873            160,947
Astec Industries Inc*                                                                      914             39,384
Baldor Electric Co                                                                       2,589            120,078
Barnes Group Inc                                                                         2,470             72,840
Bel Fuse Inc                                                                               579             21,029
Belden Inc                                                                               2,764            158,267
Benchmark Electronics Inc*                                                               4,408             97,461
Brady Corp                                                                               3,344            124,196
Briggs & Stratton Corp                                                                   3,004             97,480
Bristow Group Inc*                                                                       1,461             71,969
C&D Technologies Inc*                                                                    1,187              7,395
Cascade Corp                                                                               600             40,860
Ceradyne Inc*                                                                            1,721            116,288
Checkpoint Systems Inc*                                                                  2,228             55,767
Chesapeake Corp                                                                          1,001             13,383
Clarcor Inc                                                                              3,004            100,394
Cognex Corp                                                                              2,720             64,002
Coherent Inc*                                                                            1,849             57,356
CTS Corp                                                                                 1,721             20,686
Cubic Corp                                                                                 771             19,375
Curtiss-Wright Corp                                                                      2,554            115,109
Cymer Inc*                                                                               2,086             83,732
Daktronics Inc                                                                           1,886             45,189
Dionex Corp*                                                                             1,077             76,359
Drew Industries Inc*                                                                     1,200             40,428
EDO Corp                                                                                 1,023             34,342
EGL Inc*                                                                                 1,882             87,231
Electro Scientific Industries Inc*                                                       1,841             38,017
EMCOR Group Inc*                                                                         1,952            128,032
EnPro Industries Inc*                                                                    1,100             45,694
Esterline Technologies Corp*                                                             1,486             67,613
FEI Co*                                                                                  1,405             52,126
Flir Systems Inc*                                                                        4,050            167,508
Forward Air Corp                                                                         1,656             56,321
Gardner Denver Inc*                                                                      3,026            124,641
GenCorp Inc*                                                                             2,884             38,674
Gerber Scientific Inc*                                                                   1,029             11,741
Greatbatch Inc*                                                                          1,017             30,551
Griffon Corp*                                                                            1,420             33,143
Heartland Express Inc                                                                    3,131             52,507
HUB Group Inc*                                                                           2,500             92,450
IDEX Corp                                                                                4,909            185,069
Insituform Technologies Inc*                                                             1,227             25,877
Intermet Corp*                                                                           1,230                  -
Intevac Inc*                                                                             1,100             21,219
Itron Inc*                                                                               1,870            126,506
Kaman Corp                                                                               1,048             30,790
Kansas City Southern*                                                                    4,715            193,551
Kaydon Corp                                                                              1,747             84,293
Keithley Instruments Inc                                                                   720              9,554
Kirby Corp*                                                                              3,316            132,706
Knight Transportation Inc                                                                3,384             63,382
Landstar System Inc                                                                      3,458            168,266
Lawson Products                                                                            456             16,794
Lennox International Inc                                                                 3,319            113,676
Lindsay Corp                                                                               549             18,858
Littelfuse Inc*                                                                          1,432             57,395
LoJack Corp*                                                                             1,100             24,178
Lydall Inc*                                                                                745             10,512
Magnetek Inc*                                                                            1,366              6,803
Manitowoc Co Inc/The                                                                     3,842            291,147
Methode Electronics Inc                                                                  1,654             24,942
Moog Inc*                                                                                2,602            112,042
Mueller Industries Inc                                                                   2,095             73,304
Myers Industries Inc                                                                     1,536             34,053
NCI Building Systems Inc*                                                                1,100             56,551
Neenah Paper Inc                                                                           750             32,850
Old Dominion Freight Line Inc*                                                           1,500             46,845
Park Electrochemical Corp                                                                1,018             28,351
Paxar Corp*                                                                              2,534             76,654
Photon Dynamics Inc*                                                                       781              8,552
Planar Systems Inc*                                                                        664              4,814
Plexus Corp*                                                                             2,900             63,829
Quanex Corp                                                                              2,196            105,276
Regal-Beloit Corp                                                                        1,874             91,095
Robbins & Myers Inc                                                                        966             43,393
Rogers Corp*                                                                               850             34,204
Shaw Group Inc/The*                                                                      4,944            200,034
Simpson Manufacturing Co Inc                                                             2,290             76,303
Sonic Solutions Inc*                                                                     1,173             15,132
Spectrum Brands Inc*                                                                     2,267             19,043
Standex International Corp                                                                 564             16,091
Sturm Ruger & Co Inc*                                                                    1,292             17,920
Technitrol Inc                                                                           2,470             65,060
Teledyne Technologies Inc*                                                               1,966             90,593
Tetra Tech Inc*                                                                          3,368             74,298
Texas Industries Inc                                                                     1,686            146,648
Tredegar Corp                                                                            1,471             33,995
Trimble Navigation Ltd*                                                                  7,300            213,087
Triumph Group Inc                                                                        1,014             67,005
Universal Forest Products Inc                                                            1,181             56,782
URS Corp*                                                                                3,204            161,097
Valmont Industries Inc                                                                   1,024             72,182
Vicor Corp                                                                               1,051             12,475
Waste Connections Inc*                                                                   4,258            131,232
Watts Water Technologies Inc                                                             1,855             70,305
Woodward Governor Co                                                                     1,737             95,952
X-Rite Inc                                                                               1,787             26,734
                                                                                                  ---------------
Total Industrial                                                                                        7,778,312
                                                                                                  ---------------

Technology (7.77%)
Actel Corp*                                                                              1,218             17,015
Agilysys Inc                                                                             1,491             32,385
Allscripts Healthcare Solutions Inc*                                                     3,000             73,680
Ansys Inc*                                                                               2,376            133,436
ATMI Inc*                                                                                2,001             61,131
Avid Technology Inc*                                                                     2,399             81,806
Axcelis Technologies Inc*                                                                5,102             32,806
Blackbaud Inc                                                                            2,700             63,963
Brooks Automation Inc*                                                                   4,331             76,615
CACI International Inc*                                                                  1,895             97,687
Captaris Inc*                                                                            1,544              7,952
Catapult Communications Corp*                                                              597              6,048
Ciber Inc*                                                                               2,938             26,178
Cohu Inc                                                                                   984             20,113
Concur Technologies Inc*                                                                 1,500             29,880
Digi International Inc*                                                                    989             13,895
Diodes Inc*                                                                              1,100             40,689
DSP Group Inc*                                                                           1,496             32,598
eFunds Corp*                                                                             2,955             99,909
Epicor Software Corp*                                                                    3,100             44,888
EPIQ Systems Inc*                                                                          854             22,546
Exar Corp*                                                                               1,952             26,528
Factset Research Systems Inc                                                             2,334            148,979
Hutchinson Technology Inc*                                                               1,338             24,459
Informatica Corp*                                                                        5,400             82,404
Inter-Tel Inc                                                                            1,318             34,466
JDA Software Group Inc*                                                                  1,393             25,339
Keane Inc*                                                                               2,500             35,475
Komag Inc*                                                                               1,700             41,242
Kopin Corp*                                                                              3,225             11,546
Kronos Inc/MA*                                                                           1,893            103,717
Kulicke & Soffa Industries Inc*                                                          2,607             24,949
Manhattan Associates Inc*                                                                1,548             44,985
Mantech International Corp*                                                                939             30,029
Mercury Computer Systems Inc*                                                            1,010             13,150
Micros Systems Inc*                                                                      2,500            138,725
Microsemi Corp*                                                                          4,651            107,206
MKS Instruments Inc*                                                                     2,000             54,500
MTS Systems Corp                                                                         1,024             44,964
Napster Inc*                                                                             1,603              6,011
Neoware Inc*                                                                             1,100             13,343
Pericom Semiconductor Corp*                                                              1,192             13,064
Phoenix Technologies Ltd*                                                                1,166              9,585
Photronics Inc*                                                                          2,089             30,708
Progress Software Corp*                                                                  2,349             77,188
Quality Systems Inc                                                                        800             32,760
Radiant Systems Inc*                                                                     1,286             17,310
Radisys Corp*                                                                              829             11,208
Rudolph Technologies Inc*                                                                1,360             21,814
Skyworks Solutions Inc*                                                                  9,282             65,809
SPSS Inc*                                                                                1,104             48,587
Standard Microsystems Corp*                                                              1,264             39,209
Supertex Inc*                                                                              890             29,842
Synaptics Inc*                                                                           1,300             41,028
Take-Two Interactive Software Inc*                                                       4,154             85,531
THQ Inc*                                                                                 4,085            139,299
TradeStation Group Inc*                                                                  1,300             15,496
Ultratech Inc*                                                                           1,126             15,032
Varian Semiconductor Equipment Associates Inc*                                           5,016            211,424
Veeco Instruments Inc*                                                                   1,520             27,542
                                                                                                  ---------------
Total Technology                                                                                        2,959,673
                                                                                                  ---------------

Utilities (5.50%)
Allete Inc                                                                               1,780             85,440
American States Water Co                                                                 1,045             37,651
Atmos Energy Corp                                                                        5,438            176,137
Avista Corp                                                                              3,283             76,888
Cascade Natural Gas Corp                                                                   520             13,692
Central Vermont Public Service Corp                                                        573             20,880
CH Energy Group Inc                                                                        808             38,266
Cleco Corp                                                                               3,540             95,508
CROCS Inc*                                                                               2,100            170,855
El Paso Electric Co*                                                                     2,842             77,330
Energen Corp                                                                             4,430            261,015
Laclede Group Inc/The                                                                    1,063             33,122
New Jersey Resources Corp                                                                1,614             88,414
Northwest Natural Gas Co                                                                 1,701             84,760
Piedmont Natural Gas Co                                                                  4,620            122,614
South Jersey Industries Inc                                                              1,800             69,965
Southern Union Co                                                                        6,608            229,957
Southwest Gas Corp                                                                       2,579             98,416
UGI Corp                                                                                 6,510            187,487
UIL Holdings Corp                                                                        1,540             50,511
Unisource Energy Corp                                                                    2,052             74,959
                                                                                                  ---------------
Total Utilities                                                                                         2,093,867
                                                                                                  ---------------

                                                                                                  ---------------
Total Common Stock (Cost $24,743,949)                                                                  36,322,319
                                                                                                  ---------------

                                                                                     Par Value
Corporate Bond (Cost $15,000) (0.04%)
                                                                                                  ---------------
Mueller Industry 11/01/2014 6.00%                                                       15,000             14,025
                                                                                                  ---------------

Short-Term Investments (3.94%)

                                                                                       Shares
Money Fund (0.03%)
                                                                                                  ---------------
California Investment Trust - The United States Treasury Trust (Cost $10,667)           10,667             10,667
                                                                                                  ---------------
                                                                                     Par Value
United States Treasury Bill (3.91%)
United States Treasury Bill 07/19/2007                                                 800,000            794,850
United States Treasury Bill 08/02/2007                                                 400,000            396,828
United States Treasury Bill 08/16/2007                                                 200,000            198,057
United States Treasury Bill 08/23/2007                                                 100,000             98,941
                                                                                                  ---------------
Total United States Treasury Bill (Cost $1,488,528)                                                     1,488,676
                                                                                                  ---------------

                                                                                                  ---------------
Total Short-Term Investments (Cost $1,499,195)                                                          1,499,343
                                                                                                  ---------------

Total Investments (Cost $26,258,144) (a) (99.39%)                                                      37,835,687
Net Other Assets (0.61%)                                                                                  232,547
                                                                                                  ---------------
Net Assets (100.00%)                                                                                   38,068,234
                                                                                                  ---------------

*     Non-Income Producing Security

(a)   Aggregate cost for federal income tax purpose is $26,258,144. At
      05/31/2007, unrealized appreciation (depreciation) of securities is as follows:

      Unrealized Appreciation                                                                          13,271,450
      Unrealized (Depreciation)                                                                        (1,693,907)
                                                                                                  ---------------
      Net Unrealized Appreciation (Depreciation)                                                       11,577,543
                                                                                                  ---------------

June 07 RUSSELL MINI 2000 FUTURES HELD                                                       3
Unrealized Appreciation (Depreciation)                                              $   63,086

NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)
COMMON STOCK (97.95%)

                                                                                        Shares         Value
Basic Materials (0.30%)
Sigma-Aldrich Corp                                                                       1,336             57,822
                                                                                                  ---------------
Total Basic Material                                                                                       57,822
                                                                                                  ---------------

Communications (29.47%)
Akamai Technologies Inc*                                                                 1,700             75,157
Amazon.Com Inc*                                                                          3,246            224,428
Check Point Software Technologies*                                                       2,606             60,876
Checkfree Corp*                                                                          1,114             43,725
Cisco Systems Inc*                                                                      23,980            645,542
Comcast Corp*                                                                           16,044            439,766
Discovery Holding Co*                                                                    3,067             71,706
eBay Inc*                                                                               11,339            369,198
EchoStar Communications Corp*                                                            2,414            111,189
Expedia Inc*                                                                             3,716             89,295
Google Inc*                                                                              1,564            778,481
IAC/InterActiveCorp*                                                                     3,502            121,169
Juniper Networks Inc*                                                                    4,139            101,033
Lamar Advertising Co                                                                       915             59,933
Level 3 Communications Inc*                                                             16,500             96,030
Liberty Global Inc*                                                                      2,312             88,781
Liberty Media Corp - Interactive*                                                        7,000            169,610
Millicom International Cellular SA*                                                      1,100             93,588
Monster Worldwide Inc*                                                                   1,618             76,386
NII Holdings Inc*                                                                        1,693            137,929
Qualcomm Inc                                                                            22,354            960,104
Sirius Satellite Radio Inc*                                                             18,579             54,436
Symantec Corp*                                                                          10,973            219,350
Telefonaktiebolaget LM Ericsson ADR                                                      1,200             45,576
Tellabs Inc*                                                                             3,293             36,058
VeriSign Inc*                                                                            2,614             77,976
Virgin Media Inc                                                                         3,792             98,289
XM Satellite Radio Holdings Inc*                                                         2,952             34,184
Yahoo! Inc*                                                                              7,488            214,906
                                                                                                  ---------------
Total Communications                                                                                    5,594,701
                                                                                                  ---------------

Consumer, Cyclical (10.35%)
Bed Bath & Beyond Inc*                                                                   4,244            172,561
CDW Corp*                                                                                  924             78,669
Cintas Corp                                                                              2,296             88,075
Costco Wholesale Corp                                                                    2,604            147,048
Fastenal Co                                                                              1,608             69,691
Paccar Inc                                                                               3,167            276,257
PetSmart Inc                                                                             1,828             62,554
Ross Stores Inc                                                                          1,836             60,294
Ryanair Holdings plc ADR*                                                                1,300             53,677
Sears Holdings Corp*                                                                     1,769            318,455
Staples Inc                                                                              5,331            133,595
Starbucks Corp*                                                                         11,876            342,148
UAL Corp*                                                                                1,200             47,112
Wynn Resorts Ltd                                                                         1,200            115,848
                                                                                                  ---------------
Total Consumer, Cyclical                                                                                1,965,984
                                                                                                  ---------------

Consumer, Non-Cyclical (15.20%)
Amgen Inc*                                                                               6,013            338,712
Amylin Pharmaceuticals Inc*                                                              1,400             64,750
Apollo Group Inc*                                                                        1,998             95,844
Biogen Idec Inc*                                                                         4,154            216,922
Biomet Inc                                                                               3,722            162,354
Celgene Corp*                                                                            4,200            257,208
Dentsply International Inc                                                               1,588             57,390
Express Scripts Inc*                                                                     1,444            147,432
Genzyme Corp*                                                                            3,671            236,853
Gilead Sciences Inc*                                                                     5,111            423,037
Intuitive Surgical Inc*                                                                    400             55,052
Medimmune Inc*                                                                           2,993            173,235
Patterson Cos Inc*                                                                       1,704             63,934
Paychex Inc                                                                              4,033            162,933
Sepracor Inc*                                                                            1,200             58,440
Teva Pharmaceutical Industries Ltd ADR                                                   6,734            263,973
Vertex Pharmaceuticals Inc*                                                              1,500             44,790
Whole Foods Market Inc                                                                   1,538             63,212
                                                                                                  ---------------
Total Consumer, Non-Cyclical                                                                            2,886,071
                                                                                                  ---------------

Energy (0.24%)
Patterson-UTI Energy Inc                                                                 1,749             46,209
                                                                                                  ---------------
Total Energy                                                                                               46,209
                                                                                                  ---------------

Industrial (2.66%)
CH Robinson Worldwide Inc                                                                2,046            110,852
Expeditors International Washington Inc                                                  2,400            104,784
Flextronics International Ltd*                                                           7,018             81,058
Garmin Ltd                                                                               2,180            140,239
Joy Global Inc                                                                           1,200             67,956
                                                                                                  ---------------
Total Industrial                                                                                          504,889
                                                                                                  ---------------

Technology (39.73%)
Activision Inc*                                                                          3,149             62,319
Adobe Systems Inc*                                                                       6,640            292,691
Altera Corp                                                                              5,969            136,153
Apple Inc*                                                                              13,348          1,622,583
Applied Materials Inc                                                                    8,112            154,939
Autodesk Inc*                                                                            2,900            131,805
BEA Systems Inc*                                                                         4,655             59,817
Broadcom Corp*                                                                           4,936            150,844
Cadence Design Systems Inc*                                                              3,230             73,353
Citrix Systems Inc*                                                                      2,399             80,630
Cognizant Technology Solutions Corp*                                                     1,600            125,696
Dell Inc*                                                                                9,657            259,484
Electronic Arts Inc*                                                                     3,404            166,353
Fiserv Inc*                                                                              2,473            146,525
Infosys Technologies Ltd ADR                                                             1,200             59,100
Intel Corp                                                                              23,006            510,043
Intuit Inc*                                                                              5,144            156,892
Kla-Tencor Corp                                                                          2,682            147,456
Lam Research Corp*                                                                       1,571             84,300
Linear Technology Corp                                                                   4,549            163,264
Logitech International SA*                                                               2,000             53,460
Marvell Technology Group Ltd*                                                            6,590            103,595
Maxim Integrated Products Inc                                                            5,019            154,334
Microchip Technology Inc                                                                 2,016             81,809
Microsoft Corp                                                                          37,510          1,150,432
Network Appliance Inc*                                                                   4,414            142,087
Nvidia Corp*                                                                             3,732            129,388
Oracle Corp*                                                                            23,982            464,771
Research In Motion Ltd*                                                                  2,063            342,623
SanDisk Corp*                                                                            2,324            101,210
Sun Microsystems Inc*                                                                   17,139             87,410
Xilinx Inc                                                                               5,158            146,901
                                                                                                  ---------------
Total Technology                                                                                        7,542,267
                                                                                                  ---------------

                                                                                                  ---------------
Total Common Stock (Cost $14,404,938)                                                                  18,597,943
                                                                                                  ---------------

Short-Term Investments (2.06%)

Money Fund (0.49%)
                                                                                                  ---------------
California Investment Trust - The United States Treasury Trust (Cost $92,716)           92,716             92,716
                                                                                                  ---------------

                                                                                    Par Value
United States Treasury Bill (1.57%)
                                                                                                  ---------------
United States Treasury Bill 07/19/2007 (Cost $298,078)                                 300,000            298,078
                                                                                                  ---------------

                                                                                                  ---------------
Total Short-Term Investments (Cost $390,794)                                                              390,794
                                                                                                  ---------------

Total Investments (Cost $14,795,732) (a) (100.01%)                                                     18,988,737
Net Other Liabilities (-0.01%)                                                                             (2,374)
                                                                                                  ---------------
Net Assets (100.00%)                                                                                   18,986,363
                                                                                                  ---------------

*     Non-Income Producing Security

(a)   Aggregate cost for federal income tax purpose is $14,902,281. At
      05/31/2007, unrealized appreciation (depreciation) of securities is as follows:

      Unrealized Appreciation                                                                           6,134,665
      Unrealized (Depreciation)                                                                        (2,048,209)
                                                                                                  ---------------
      Net Unrealized Appreciation (Depreciation)                                                        4,086,456
                                                                                                  ---------------

June 07 NASDAQ 100 FUTURES HELD                                                              1
Unrealized Appreciation (Depreciation)                                              $   16,390

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)
COMMON STOCK (82.08%)

                                                                                        Shares         Value
Basic Materials (3.19%)

Chemicals (1.45%)
Praxair Inc                                                                              3,692            251,388
Sherwin-Williams Co/The                                                                  1,746            118,099
                                                                                                  ---------------
                                                                                                          369,487
                                                                                                  ---------------

Forest Products & Paper (0.81%)
Plum Creek Timber Co Inc (REIT)                                                          4,950            206,910

Mining (0.93%)
Alcoa Inc                                                                                5,750            237,360

                                                                                                  ---------------
Total Basic Material                                                                                      813,757
                                                                                                  ---------------

Communications (4.68%)

Media (2.94%)
McGraw-Hill Cos Inc/The                                                                 10,678            750,770

Telecommunications (1.74%)
AT&T Inc                                                                                10,744            444,157

                                                                                                  ---------------
Total Communications                                                                                    1,194,927
                                                                                                  ---------------

Consumer, Cyclical (9.69%)

Apparel (0.57%)
Hanesbrands Inc*                                                                         1,537             40,116
Liz Claiborne Inc                                                                        3,036            105,319
                                                                                                  ---------------
                                                                                                          145,435
                                                                                                  ---------------

Auto Manufacturers (1.31%)
Ford Motor Co                                                                           40,100            334,434

Home Furnishings (0.26%)
Leggett & Platt Inc                                                                      2,725             66,681

Retail (7.55%)
Lowe's Cos Inc                                                                          11,500            377,430
McDonald's Corp                                                                         12,368            625,202
Ross Stores Inc                                                                          3,692            121,245
Sears Holdings Corp*                                                                       717            129,074
Target Corp                                                                              5,639            352,043
TJX Cos Inc                                                                              5,750            160,828
Wal-Mart Stores Inc                                                                      3,381            160,936
                                                                                                  ---------------
                                                                                                        1,926,758
                                                                                                  ---------------

                                                                                                  ---------------
Total Consumer, Cyclical                                                                                2,473,308
                                                                                                  ---------------

Consumer, Non-Cyclical (16.60%)

Agriculture (1.80%)
Altria Group Inc                                                                         2,000            142,200
Reynolds American Inc                                                                    4,892            318,176
                                                                                                  ---------------
                                                                                                          460,376
                                                                                                  ---------------

Beverages (2.82%)
Anheuser-Busch Cos Inc                                                                   3,036            161,940
Coca-Cola Co/The                                                                        10,500            556,395
                                                                                                  ---------------
                                                                                                          718,335
                                                                                                  ---------------

Commercial Services (1.88%)
Moody's Corp                                                                             4,092            285,008
Western Union Co/The                                                                     8,609            193,272
                                                                                                  ---------------
                                                                                                          478,280
                                                                                                  ---------------

Cosmetics / Personal Care (0.79%)
Procter & Gamble Co                                                                      3,180            202,089

Food (2.40%)
Kraft Foods Inc                                                                          1,384             46,835
Sara Lee Corp                                                                           12,300            220,170
Tyson Foods Inc                                                                         15,472            344,871
                                                                                                  ---------------
                                                                                                          611,876
                                                                                                  ---------------

Healthcare-Products (2.32%)
Baxter International Inc                                                                10,411            591,761

Healthcare-Services (1.45%)
Aetna Inc                                                                                6,984            369,663

Household Products / Wares (0.59%)
ACCO Brands Corp*                                                                          410             10,254
Fortune Brands Inc                                                                       1,746            141,042
                                                                                                  ---------------
                                                                                                          151,296
                                                                                                  ---------------

Pharmaceuticals (2.55%)
AmerisourceBergen Corp                                                                   5,606            287,139
Merck & Co Inc                                                                           1,000             52,450
Pfizer Inc                                                                              11,300            310,637
                                                                                                  ---------------
                                                                                                          650,226
                                                                                                  ---------------

                                                                                                  ---------------
Total Consumer, Non-Cyclical                                                                            4,233,902
                                                                                                  ---------------

Energy (10.10%)

Oil & Gas (8.62%)
Apache Corp                                                                              4,126            333,175
Chevron Corp                                                                             3,140            255,879
ConocoPhillips                                                                           4,348            336,666
Devon Energy Corp                                                                        4,752            364,859
ENSCO International Inc                                                                  3,370            204,121
Exxon Mobil Corp                                                                         6,236            518,648
GlobalSantaFe Corp                                                                       2,725            186,118
                                                                                                  ---------------
                                                                                                        2,199,466
                                                                                                  ---------------

Oil & Gas Services (1.30%)
Baker Hughes Inc                                                                         2,280            188,054
Tidewater Inc                                                                            2,180            143,880
                                                                                                  ---------------
                                                                                                          331,934
                                                                                                  ---------------

Pipelines (0.18%)
Spectra Energy Corp                                                                      1,700             45,271

                                                                                                  ---------------
Total Energy                                                                                            2,576,671
                                                                                                  ---------------

Financial (22.47%)

Banks (6.95%)
Bank of America Corp                                                                    13,016            660,041
Fifth Third Bancorp                                                                      7,723            327,146
SunTrust Banks Inc                                                                       2,102            187,688
Wells Fargo & Co                                                                        16,594            598,877
                                                                                                  ---------------
                                                                                                        1,773,752
                                                                                                  ---------------

Diversified Financial Services (2.22%)
Citigroup Inc                                                                           10,411            567,295

Insurance (6.83%)
American International Group Inc                                                         4,225            305,637
Arthur J Gallagher & Co                                                                  6,200            182,280
Fidelity National Financial Inc                                                          3,659            102,598
Marsh & McLennan Cos Inc                                                                11,100            364,413
MetLife Inc                                                                              5,928            403,104
Stancorp Financial Group Inc                                                             5,650            287,359
XL Capital Ltd                                                                           1,201             97,954
                                                                                                  ---------------
                                                                                                        1,743,345
                                                                                                  ---------------

REITS (6.47%)
Annaly Capital Management Inc                                                            7,408            114,380
Boston Properties Inc                                                                    1,746            201,977
iStar Financial Inc                                                                      3,704            177,903
Kimco Realty Corp                                                                        4,026            186,364
Realty Income Corp                                                                       7,408            203,127
Simon Property Group Inc                                                                 2,180            235,396
SL Green Realty Corp                                                                     2,280            319,382
Vornado Realty Trust                                                                     1,746            211,283
                                                                                                  ---------------
                                                                                                        1,649,812
                                                                                                  ---------------

                                                                                                  ---------------
Total Financial                                                                                         5,734,204
                                                                                                  ---------------

Industrial (4.52%)

Aerospace / Defense (0.02%)
Raytheon Co                                                                                220              4,341

Building Materials (0.45%)
Masco Corp                                                                               3,804            114,919

Hand/Machine Tools (0.57%)
Stanley Works/The                                                                        2,280            144,164

Machinery - Construction & Mining (1.32%)
Caterpillar Inc                                                                          4,292            337,265

Metal Fabricate / Hardware (0.70%)
Worthington Industries Inc                                                               8,400            177,324

Miscellaneous Manufacturing (1.46%)
3M Co                                                                                    2,612            229,752
ITT Corp                                                                                 2,134            143,618
                                                                                                  ---------------
                                                                                                          373,370
                                                                                                  ---------------

                                                                                                  ---------------
Total Industrial                                                                                        1,151,383
                                                                                                  ---------------

Technology (6.51%)

Computers (2.42%)
Dell Inc*                                                                                9,949            267,330
Diebold Inc                                                                              1,746             86,567
Hewlett-Packard Co                                                                       5,750            262,833
                                                                                                  ---------------
                                                                                                          616,730
                                                                                                  ---------------
Office / Business Equipment (0.43%)
Pitney Bowes Inc                                                                         2,280            108,870

Semiconductors (1.50%)
Intel Corp                                                                              17,263            382,721

Software (2.16%)
Fidelity National Information Services Inc                                               1,608             86,703
First Data Corp                                                                          8,609            281,514
Microsoft Corp                                                                           5,973            183,192
                                                                                                  ---------------
                                                                                                          551,409
                                                                                                  ---------------

                                                                                                  ---------------
Total Technology                                                                                        1,659,730
                                                                                                  ---------------

Utilities (4.32%)

Electric (4.32%)
Consolidated Edison Inc                                                                  6,200            302,684
Duke Energy Corp                                                                         3,400             66,436
Entergy Corp                                                                             1,746            197,123
Exelon Corp                                                                              3,146            245,388
Progress Energy Inc                                                                      1,579             79,092
SCANA Corp                                                                               4,900            207,710
                                                                                                  ---------------
                                                                                                        1,098,433
                                                                                                  ---------------

                                                                                                  ---------------
Total Utilities                                                                                         1,098,433
                                                                                                  ---------------

                                                                                                  ---------------
Total Common Stock (Cost $13,552,227)                                                                  20,936,315
                                                                                                  ---------------

Short-Term Investments (17.85%)

Money Fund (0.32%)
                                                                                                  ---------------
California Investment Trust - The United States Treasury Trust (Cost $81,734)           81,734             81,734
                                                                                                  ---------------

                                                                                     Par Value
United States Treasury Bill (17.53%)
United States Treasury Bill 06/21/2007                                                 100,000             99,730
United States Treasury Bill 07/19/2007                                               4,200,000          4,172,923
United States Treasury Bill 08/02/2007                                                 100,000             99,207
United States Treasury Bill 08/16/2007                                                 100,000             99,028
                                                                                                  ---------------
Total United States Treasury Bill (Cost $4,470,839)                                                     4,470,888
                                                                                                  ---------------

                                                                                                  ---------------
Total Short-Term Investments (Cost $4,552,573)                                                          4,552,622
                                                                                                  ---------------

Total Investment (Cost $18,104,800) (a) (99.93%)                                                       25,488,937
Net Other Assets (0.07%)                                                                                   17,764
                                                                                                  ---------------
Net Assets (100.00%)                                                                                   25,506,701
                                                                                                  ---------------

* Non-Income Producing Security

(a)   Aggregate cost for federal income tax purpose is $18,104,800. At
      05/31/2007, unrealized appreciation (depreciation) of securities is as follows:

      Unrealized Appreciation                                                                           7,987,617
      Unrealized (Depreciation)                                                                          (603,480)
                                                                                                  ---------------
      Net Unrealized Appreciation (Depreciation)                                                        7,384,137
                                                                                                  ---------------

June 07 S&P 500 INDEX FUTURES HELD                                                          11
Unrealized Appreciation (Depreciation)                                              $  310,175

EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 05/31/07 (UNAUDITED)
COMMON STOCK (97.56%)

                                                                                        Shares         Value
Basic Materials (4.28%)

Chemicals (2.40%)
Arkema ADR*                                                                                148              9,701
BASF AG ADR                                                                              1,644            203,363
Bayer AG ADR                                                                             1,515            108,898
                                                                                                  ---------------
                                                                                                          321,962
                                                                                                  ---------------

Mining (1.88%)
Anglo American PLC ADR                                                                   1,200             36,384
BHP Billiton Ltd ADR                                                                       200             10,528
Rio Tinto PLC ADR                                                                          700            205,065
                                                                                                  ---------------
                                                                                                          251,977
                                                                                                  ---------------

                                                                                                  ---------------
Total Basic Materials                                                                                     573,939
                                                                                                  ---------------

Communications (15.25%)

Telecommunications (15.25%)
Alcatel-Lucent ADR                                                                       1,772             24,312
BT Group PLC ADR                                                                         2,660            173,831
Deutsche Telekom AG ADR                                                                  8,225            152,492
France Telecom SA ADR                                                                    4,900            150,528
Nokia OYJ ADR                                                                           15,928            436,109
Telecom Italia SpA ADR                                                                   2,947             85,463
Telefonaktiebolaget LM Ericsson ADR                                                      4,594            174,480
Telefonica SA ADR                                                                        4,565            312,429
Vodafone Group PLC ADR                                                                  17,033            535,347
                                                                                                  ---------------
                                                                                                        2,044,991
                                                                                                  ---------------

                                                                                                  ---------------
Total Communications                                                                                    2,044,991
                                                                                                  ---------------

Consumer, Cyclical (1.93%)

Auto Manufacturers (1.93%)
DaimlerChrysler AG                                                                       2,835            259,346

                                                                                                  ---------------
Total Consumer, Cyclical                                                                                  259,346
                                                                                                  ---------------

Consumer, Non-Cyclical (18.21%)

Beverages (1.36%)
Diageo PLC ADR                                                                           2,135            182,308

Cosmetics / Personal Care (0.71%)
L'Oreal SA ADR                                                                           4,005             95,175

Food (4.57%)
Nestle SA ADR                                                                            4,765            463,873
Unilever NV ADR                                                                          5,008            149,238
                                                                                                  ---------------
                                                                                                          613,111
                                                                                                  ---------------

Pharmaceuticals (11.57%)
AstraZeneca PLC ADR                                                                      4,798            255,158
GlaxoSmithKline PLC ADR                                                                  9,288            484,648
Novartis AG ADR                                                                          7,557            424,552
Roche Holding AG ADR                                                                     4,216            386,818
                                                                                                  ---------------
                                                                                                        1,551,176
                                                                                                  ---------------

                                                                                                  ---------------
Total Consumer, Non-Cyclical                                                                            2,441,770
                                                                                                  ---------------

Energy (15.97%)

Oil & Gas (15.97%)
BP PLC ADR                                                                               8,876            594,781
ENI SpA ADR                                                                              4,132            292,008
Royal Dutch Shell PLC ADR                                                                3,435            260,030
Royal Dutch Shell PLC ADR                                                                5,920            439,856
Total SA ADR                                                                             7,358            555,161
                                                                                                  ---------------
                                                                                                        2,141,836
                                                                                                  ---------------

                                                                                                  ---------------
Total Energy                                                                                            2,141,836
                                                                                                  ---------------

Financial (33.09%)

Banks (25.43%)
ABN AMRO Holding NV ADR                                                                  6,065            290,938
Banco Bilbao Vizcaya Argentaria SA ADR                                                  10,479            264,490
Banco Santander Central Hispano SA ADR                                                  19,958            383,194
Barclays PLC ADR                                                                         8,051            460,759
BNP Paribas ADR                                                                          5,152            312,598
Credit Suisse Group ADR                                                                  3,353            254,593
Deutsche Bank AG                                                                         1,696            257,962
HSBC Holdings PLC ADR                                                                    6,146            571,824
Lloyds TSB Group PLC ADR                                                                 4,355            199,895
UBS AG                                                                                   6,350            414,274
                                                                                                  ---------------
                                                                                                        3,410,527
                                                                                                  ---------------

Insurance (7.66%)
Aegon NV ADR                                                                             3,046             62,301
Allianz SE ADR                                                                          12,557            278,389
AXA SA ADR                                                                               4,984            217,751
ING Groep NV ADR                                                                         6,232            276,949
Prudential PLC ADR                                                                       2,089             63,003
Swiss Reinsurance ADR                                                                      960             90,959
Zurich Financial Services AG ADR                                                         1,265             38,518
                                                                                                  ---------------
                                                                                                        1,027,870
                                                                                                  ---------------

                                                                                                  ---------------
Total Financial                                                                                         4,438,397
                                                                                                  ---------------

Industrial (3.60%)

Electronics (1.10%)
Koninklijke Philips Electronics NV ADR                                                   3,484            147,791

Miscellaneous Manufacturing (2.50%)
Siemens AG ADR                                                                           2,535            334,620

                                                                                                  ---------------
Total Industrial                                                                                          482,411
                                                                                                  ---------------

Technology (0.96%)

Software (0.96%)
SAP AG ADR                                                                               2,667            127,323

                                                                                                  ---------------
Total Technology                                                                                          127,323
                                                                                                  ---------------

Utilities (4.27%)

Electric (2.71%)
E.ON AG ADR                                                                              6,635            363,863

Water (1.56%)
Suez SA ADR                                                                              3,637            209,200

                                                                                                  ---------------
Total Utilities                                                                                           573,063
                                                                                                  ---------------

                                                                                                  ---------------
Total Common Stock (Cost $9,022,842)                                                                   13,083,076
                                                                                                  ---------------

Short-Term Investments (1.99%)

Money Fund (0.51%)
                                                                                                  ---------------
California Investment Trust - The United States Treasury Trust (Cost $68,424)           68,424             68,424
                                                                                                  ---------------

United States Treasury Bill (1.48%)
United States Treasury Bill 07/19/2007                                                 200,000            198,747
                                                                                                  ---------------
Total United States Treasury Bill (Cost $198,747)                                                         198,747
                                                                                                  ---------------

                                                                                                  ---------------
Total Short-Term Investments (Cost $267,171)                                                              267,171
                                                                                                  ---------------

Total Investments (Cost $9,290,013) (a) (99.55%)                                                       13,350,247
Net Other Assets (0.45%)                                                                                   59,935
                                                                                                  ---------------
Net Assets (100.00%)                                                                                   13,410,182
                                                                                                  ---------------

* Non-Income Producing Security

(a)   Aggregate cost for federal income tax purpose is $9,290,573. At
      05/31/2007, unrealized appreciation (depreciation) of securities is as follows:

      Unrealized Appreciation                                                                           4,272,885
      Unrealized (Depreciation)                                                                          (213,211)
                                                                                                  ---------------
      Net Unrealized Appreciation (Depreciation)                                                        4,059,674
                                                                                                  ---------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 27, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 27, 2007


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date July 27, 2007